The AAL Mutual Funds

A N N U A L
R E P O R T

April 30, 2001

Index Funds

  The AAL Mid Cap Index Fund
  The AAL Large Company Index Fund
  The AAL Bond Index Fund

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The AAL Mutual Funds Annual Report

Table of Contents

President's Letter.........................................................2
The Economy and Markets in Review..........................................3
Portfolio Perspectives

Schedule of Investments

Financial Highlights

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Dear AAL Mutual Fund
Institutional Investor:

Dear Shareholder,

We are pleased to provide you with the Annual Report for The AAL Mutual Funds for the period ended April 30, 2001. On the following pages, you will find in-depth information about each of The AAL Mutual Funds. Included in this book are commentaries from each of the portfolio managers that include reviews of past market events that affected performance and discussion of their investment strategy. We hope you find their comments informative.

The AAL Mutual Funds family offers a broad spectrum of investment choices to meet most investment needs: growth, income, tax-free and even international holdings. Whether you want to create a new investment program, further diversify your assets or take advantage of specific market opportunities, The AAL Mutual Funds are designed to help you meet your needs.

The AAL Mutual Funds now offer the following investment options:

Equity and Balanced Funds              Index Funds
o The AAL Technology Stock Fund        o  The AAL Mid Cap Index Fund
o The AAL Aggressive Growth Fund       o  The AAL Large Company Index Fund
o The AAL Small Cap Stock Fund         o  The AAL Bond Index Fund
o The AAL Mid Cap Stock Fund           Fixed-Income Funds
o The AAL International Fund           o  The AAL High Yield Bond Fund
o The AAL Capital Growth Fund          o  The AAL Municipal Bond Fund
o The AAL Equity Income Fund           o  The AAL Bond Fund
o The AAL Balanced Fund                o  The AAL Money Market Fund

If you have any questions about your investments or this report, please contact your local AAL representative. You can also access your account information 24 hours a day at our Web site, www.aalcmc.org, or through our automated phone line at (800) 553-6319. Through this phone number you can access and speak with a Mutual Fund Service Center representative. The service center representatives are available from 7 a.m. to 8 p.m. Central time, Monday through Thursday, 7 a.m. to 6 p.m. Fridays and from 9 a.m. to 1 p.m. on Saturdays.

Thank you for your continued confidence in The AAL Mutual Funds.

Sincerely,

/s/ Robert G. Same

Robert G. Same
President
The AAL Mutual Funds

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The Economy and Markets in Review

Economic summary
U.S. Gross Domestic Product (GDP) grew at a 1.0% annualized rate in the fourth quarter of 2000, before inching up to a 1.3% growth rate in the first quarter of 2001. This anemic growth in our economy is a dramatic shift from the robust 5.50% annualized rate we experienced in the first half of 2000.

The Federal Reserve Open Market Committee (FOMC) began an aggressive easing campaign during the first four months of 2001, reducing short-term rates by two percent in four separate half percent moves. By maintaining an opinion that continued weakness remains the greatest threat to the domestic economy, the FOMC has effectively signaled to the marketplace that further rate reductions should be expected. The FOMC has two scheduled meetings during the second quarter of this year.

Market summary
Treasury yields along much of the yield curve fell dramatically in response to the weaker economic environment described above. As would be expected, the short end of the Treasury curve led the rally. During the first four months of this year, yields on two-year and five-year U.S. Treasury Notes declined. However, yield levels on long-term Treasury securities increased. This shift reflects bond investor expectations that the economy will continue to slow, the FOMC will continue to ease in an effort to avoid a recession and inflation will remain under control. This declining interest rate environment provided for attractive total rates of return for bond investors over the past year with the exception of investors in high-yield bonds. The high-yield bond asset class has now struggled for two and-a-half years as a result of high default rates and poor liquidity within the universe of these securities.

While Treasuries rallied, equity indexes fell precipitously during the first three months of 2001, before improving slightly in April. Anemic economic growth, both domestically and abroad, manifested itself in weaker-than-anticipated earnings realizations for a large number of companies. Furthermore, the market’s expectations for future earnings growth in many sectors have been and continue to be cut dramatically.

In turn, equity valuation levels, which by many measures were unsustainably high, corrected dramatically over the past year. For example, the S&P 500 Index of large-capitalization stocks fell, and as of April 30, 2001, was off 18.2% from its highs in the first quarter of 2000. Also, as of April 30, 2001, mid-capitalization stocks, as represented by the S&P 400 Index, were off 5.65% from their highs, while the S&P 600 Index of small-capitalization stocks was down 6.35% since its high in 2000. The technology-laden NASDAQ Composite Index saw its value decline dramatically as of April 30, 2001, by 58.1% from its peak in the first quarter of 2000. Certainly, we have seen major revisions in the valuations of stocks.

So where do you go from here?

  Stay diversified between asset classes in keeping with your risk tolerance and goals. Diversification is the key to managing risk in these volatile times.
  Don’t try to market time--it’s time in the market, not market timing that leads to best results. Studies show that major market rallies come in short time frames and if you are on the sidelines during these market surges, you may hurt your performance.
  Keep a long-term perspective to maximize your results. Sitting on the sidelines often leads to missed opportunities and may impact your ability to meet your long-term goals.

Your AAL representative will help you sort through the financial questions you need to answer as you plan for the future.

/s/James H. Abitz

James H. Abitz
Chief Investment Officer
Aid Association for Lutherans

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The AAL Mid Cap Index Fund

I Share Assets . . .  $13,011,530  I Share NAV . . . $10.80 Number of Securities
in Portfolio .. . 400

The MidCap Index Fund was up 6.13% during fiscal 2001. This compares well with the S&P MidCap 400 Index*, which was up 7.04% during the period. The difference in returns is the result of expenses, transaction costs, and small mismatches between the Fund and the Index.

In a year widely regarded as one of the worst for equities in a decade, our Fund generated solidly positive results, only moderately below long-term historical averages.

Major factors impacting performance in the mid-cap market for the period included the significant decline of technology and telecom shares and the resurgence of energy and utility stocks. During the fiscal year, mid-cap technology and telecom holdings lost about 20% of their value; broader-based technology indexes lost more than double that when the combination of all-time high valuations and slowing spending on technology infrastructure led to the market’s reassessment of the future. On the other end of the spectrum, energy and utility holdings increased by about 30% during the period as the country came to grips with a very real energy shortage.

The AAL Mid Cap Index Fund is an index fund, which means that it is managed with the primary goal of replicating the S&P MidCap 400 Index as closely as possible. In this passive approach to managing the Fund, we simply purchase all 400 securities in proportions as close as practical to those of the Index. Differences in performance between the Fund and the Index are the result of management fees, costs for transacting and holding the securities, cash held by the Fund (the Index has none), and minor variances in the proportion of each security relative to the Index. The key issue in any decision made regarding the management of the Fund is the long-term minimization of the combination of these factors.

/s/ Michael R. Hochholzer

Michael R. Hochholzer
Portfolio Manager

Value of a $10,000 Investment
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Date                    The AAL Mid Cap              S&P MidCap
                           Index Fund                400 Index*

December 31, 1999.         10000.00                  10000.00
Jan-00                      9730.00                   9718.40
Feb-00                     10480.00                  10398.49
Mar-00                     11320.00                  11268.74
Apr-00                     10900.00                  10875.24
May-00                     10760.00                  10739.52
Jun-00                     10940.00                  10897.28
Jul-00                     11090.00                  11069.46
Aug-00                     12320.00                  12305.36
Sep-00                     12220.00                  12221.07
Oct-00                     11780.00                  11806.65
Nov-00                     10880.00                  10915.49
Dec-00                     11728.59                  11750.52
Jan-01                     11942.81                  12012.21
Feb-01                     11278.73                  11326.67
Mar-01                     10432.55                  10484.53
April 30, 2001             11567.92                  11641.18

                             10.88%                    11.03%
                             -1.37%                    -0.93%
                              6.13%                     7.04%
                               N/A                       N/A
                               N/A                       N/A
                             11.56%                    12.09%

*An unmanaged index comprised of 400 stocks designed to represent performance of the mid cap segment of the U.S. equity markets. "S&P MidCap 400Index" is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use by AAL. The product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's make no representation regarding the advisability of investing in the product. It is not possible to invest directly in the Index. Index funds are subject to the same market risks associated with the stocks in their respective index.

Average Annual Total Returns/1/
April 30, 2001

                                                                  From
                                                 1-Year         Inception
--------------------------------------------------------------------------------
The AAL Mid Cap Index Fund                        6.13%         11.56%/2/

/1/ Past performance is not an indication of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

/2/ Since inception of Fund (December 31, 1999.)

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The AAL Large Company Index Fund

I Share  Ticker . . . IILCX I Share Assets . . .  $26,565,603  I Share NAV . . .
$8.56 Number of Securities in Portfolio . . . 502

The AAL Large Company Index Fund had a negative return of 13.18% for the year ending April 30, 2001, versus a negative return for the S&P 500 Index* benchmark of 12.97%. While the return was negative, the Fund tracked very well relative to the Index. Advantageous timing of the investment of cash flows into the Fund helped performance, especially given the declining price trend of the stock market.

The Fund’s fiscal year marked a period of adjustment after many years of extraordinarily positive returns for the market. These positive returns culminated in a speculative environment during the later part of 1999 and early 2000 in which “dot.com” companies and other perceived high growth investments appreciated to valuation levels that were unprecedented. With the “dot.com” companies being valued at a multiple of sales rather than the normal metric of earnings per share and the NASDAQ Index appreciating over 65% in the course of six months, the investment environment could be truly labeled as a “bubble.” Eventually all bubbles burst as the perceived growth gives way to reality and this process proceeded over the past year. The NASDAQ market has declined over 65% from its peak to its recent trough and many of the “dot.com” companies have either gone out of business or are trading at low single digit dollar values. The larger capitalization stocks have not been immune to this correction but they have done well in comparison to other sectors of the stock market.

The correction was also a natural product of the economic and monetary cycles that the United States is experiencing. The Federal Reserve Board (the Fed) engineered a series of interest rate increases through May 2000 to reign in an economy that, in their view, was growing too strongly. Those rate increases, coupled with a labor market that had become very tight, led to a slowdown in the economy. The stock markets, reacting to the Fed’s reduced financial liquidity and anticipating an economic slowdown that could hurt corporate profits, experienced a “normal” decline in price.

The performance of the S&P 500 Index and thus the Fund over the past year was sharply divided when looked at on a sector basis. Technology and communication services stocks had very significant declines while consumer cyclicals had a moderate decline. All other sectors of the market had positive returns. Because these three declining sectors make up about 40% of the value of the Index and the declines were so large, the Index as a whole had a negative return.

The Fund attempts to duplicate the performance of the S&P 500 Index. Therefore it is passively managed to consistently mirror the composition of the S&P 500 Index—no active stock selection is taking place. Variances in performance relative to the Index are a function of management fees, timing of the investment of cash flows, transaction fees, friction costs of trading and some small amount of potential variation in portfolio composition relative to that of the Index. Two active decisions are made relative to the management of the portfolio: 1) the timing of the investment of cash flows, and 2) the timing of the investment in new stocks that enter the Index. Cash flows into the Fund are not immediately invested as the transaction cost to do so would be prohibitively high. Cash flows are allowed to build up in size to a threshold level of significance before being invested.

In an effort to reduce the tracking error, an adjustment to the management procedure for the Fund was implemented during the year. Prior to this new procedure, trading in the Fund only occurred as a result of new capital flowing into the Fund or because of Index changes. It appeared that this trading caused the Fund to drift away from a position that was truly replicating the structure of the S&P 500 Index. To correct for this drift during the year periodic rebalances of the Fund will be implemented, where, for holdings that are out of line with the Index, the simultaneous purchase and sale of some amount of shares will take place to bring the Fund back into alignment. This should serve to maintain the Fund in a position that more closely replicates the structure of the S&P 500 Index.

/s/ David J. Schnarsky

David J. Schnarsky
Portfolio Manager

Value of a $10,000 Investment
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Large Company Index Fund
Inception to Date Mountain Charts

                  Value Original         Value Div/Cap         Total               S&P 500
Date               Shares                  Reinvest            Value                       Value

31-Dec-99          10,000.00                 -                10,000.00                 10,000.00
31-Jan-00           9,530.00                 -                 9,530.00         -5.02%   9,497.60
29-Feb-00           9,360.00                 -                 9,360.00         -1.89%   9,317.81
31-Mar-00          10,270.00                 -                10,270.00          9.78%  10,229.37
28-Apr-00           9,950.00                 -                 9,950.00         -3.01%   9,921.57
31-May-00           9,740.00                 -                 9,740.00         -2.05%   9,717.98
30-Jun-00           9,990.00                 -                 9,990.00          2.47%   9,957.53
31-Jul-00           9,840.00                 -                 9,840.00         -1.56%   9,801.89
31-Aug-00          10,450.00                 -                10,450.00          6.21%  10,410.69
29-Sep-00           9,900.00                 -                 9,900.00         -5.28%   9,861.11
31-Oct-00           9,850.00                 -                 9,850.00         -0.42%   9,819.39
30-Nov-00           9,070.00                 -                 9,070.00         -7.88%   9,045.23
29-Dec-00           9,030.00                83.41              9,113.41          0.49%   9,089.46
31-Jan-01           9,340.00                86.28              9,426.28          3.55%   9,411.96
28-Feb-01           8,480.00                78.33              8,558.33         -9.12%   8,553.78
30-Mar-01           7,950.00                73.44              8,023.44         -6.34%   8,011.89
30-Apr-01           8,560.00                79.07              8,639.07          7.77%   8,634.50

*An unmanaged index comprised of 500 stocks representative of the stock market as a whole. “S&P 500 Index®” is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use by AAL. The product is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s make no representation regarding the advisability of investing in the product. It is not possible to invest directly in the Index. Index funds are subject to the same market risks associated with the stocks in their respective index.

Average Annual Total Returns/1/
April 30, 2001

                                                                From
                                                   1-Year     Inception
--------------------------------------------------------------------------------
The AAL Large Company Index Fund                  (13.18%)   (10.40)%/2/

/1/ Past performance is not an indication of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

/2/ Since inception of Fund (December 31, 1999.)

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The AAL Bond Index Fund

I Share Assets . . .  $18,559,813  I Share NAV . . . $10.47 Number of Securities
in Portfolio . . . 128

The past year was a good one for bond returns. Over the past 12 months, the Federal Open Market Committee (FOMC) raised the federal funds rate on May 16, 2000, to 6.50%. The fed funds rate remained unchanged until January 3, 2001, when the FOMC began an aggressive easing cycle in response to a weakening economic environment. Since the beginning of the year, the FOMC has lowered the fed funds rate by two and a half points to 4.00% in five separate half point moves. Short and intermediate Treasury yields fell dramatically over the past year, which has benefited bond returns (bond prices appreciate as interest rates fall).

The AAL Bond Index Fund closely tracked the performance of the Lehman Aggregate Bond Index* over the past year. The Fund returned 12.50% after expenses and exceeded the Lehman Index return of 12.38% for the year. All sectors of the investment grade bond market produced positive returns as Treasury yields fell dramatically in the second half of the year. During the year, yields on two-year U.S. Treasury notes fell to 4.27% while five-year Treasury yields declined to 4.88%. Yields on 10-year and 30-year U.S.Treasuries declined less dramatically. The yield curve shift reflected bond investor expectations that the economy will continue to slow and the FOMC will reduce short-term rates. During the first six months of the year, longer maturity securities and higher quality sections, such as U.S. Treasuries and agencies, produced the best returns, while the performance of the corporate bonds in the Fund lagged. Over the last six months of the year, corporate bonds have outperformed while U.S. Treasuries and agencies have lagged.

The objective of the Fund is to achieve investment results that approximate the total return of the Lehman Aggregate Bond Index by investing primarily in investment-grade bonds and other debt securities included in the Index. The Fund invests in a well-diversified sample of securities that replicate the key characteristics (sector weightings, maturity, credit quality distributions, yield curve exposure and coupon rates) of the Index. Within each sector, the Fund invests in securities that offer the best return potential relative to their risk.To minimize tracking error in the investment grade corporate bond sector, the Fund maintains adequate exposure to a well-diversified sample of the largest corporate issuers in the Index.

The Federal Reserve has been aggressive in lowering short-term rates in response to weakening economic fundamentals. We believe that the Federal Reserve's actions will provide the stimulus for an economic recovery late in the year. Although energy prices are rising, we believe inflation is well contained and not a threat in the near term.

/s/ Gregory R. Anderson

Gregory R. Anderson
Portfolio Manager

Value of a $10,000 Investment
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Date                      The AAL Bond Index Fund   Lehman Aggregate Bond Index*
"Dec. 31, 1999"            10000.00                  10000.00
Jan-00                      9941.36                   9967.30
                           10057.50                  10087.80
                           10196.23                  0220.66
Apr-00                     10168.24                  10191.53
                           10169.21                  10186.84
                           10381.61                  10398.73
Jul-00                     10471.94                  10493.15
                           10625.57                  10645.30
                           10704.51                  10712.26
Oct-00                     10777.47                  10783.07
                           10964.93                  10959.48
                           11170.95                  11162.78
Jan-01                     11331.73                  11345.29
                           11436.24                  11444.11
                           11495.72                  11501.56
"April 30, 2001"           11439.08                  11453.82

                             -0.49%                    -0.41%
                              2.40%                     2.61%
                             12.50%                    12.39%
                               N/A                       N/A
                               N/A                       N/A

*An unmanaged index that encompasses five major classes of U.S. fixed-income securities: U.S.Treasury and Government Agency securities, corporate debt obligations, mortgage-backed securities, asset-backed securities and commercial mortgage backed securities. It is not possible to invest directly in the Index.

Average Annual Total Returns/1/
April 30, 2001

                                                      From
                                         1-Year     Inception
--------------------------------------------------------------------------------
The AAL Bond Index Fund                  12.50%     10.63%/2/

/1/ Past performance is not an indication of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

/2/ Since inception of Fund (December 31, 1999.)

The AAL Mid Cap Index Fund
Schedule of Investments as of April 30, 2001

Investment Objective

The Fund seeks total returns that track the performance of the S&P MidCap 400 Index, by investing primarily in common stocks comprising the Index.

  Shares  Common Stocks (99.6%)                  Market Value
================================================================================

Basic Materials (3.9%)
     350  A. Schulman, Inc.                         $ 4,085
     995  Airgas, Inc.*                               8,905
   1,540  AK Steel Holding Corporation               19,974
     680  Albemarle Corporation                      15,885
     845  Bowater, Inc.                              40,983
     975  Cabot Corporation                          31,697
     280  Carpenter Technology Corporation            7,336
   1,620  Crompton Corporation                       16,411
     565  Cytec Industries, Inc.*                    18,481
     490  Ferro Corporation                          10,226
   1,210  Georgia-Pacific Corporation
          (Timber Group)                             35,828
     310  H.B. Fuller Company                        12,815
   1,680  IMC Global, Inc.                           20,160
     720  Longview Fibre Company                      9,144
     770  Lubrizol Corporation                       22,553
   1,710  Lyondell Chemical Company                  26,864
     805  Martin Marietta Materials, Inc.            37,006
     270  Minerals Technologies, Inc.                10,355
     585  Olin Corporation                           11,086
     640  P.H. Glatfelter Company                     9,216
     445  Rayonier, Inc.                             19,513
   1,515  RPM, Inc.                                  14,453
   1,545  Solutia, Inc.                              19,622
   1,475  Sonoco Products Company                    32,966
     670  UCAR International, Inc.*                   8,000
     450  Universal Corporation                      17,415
     600  Valspar Corporation                        18,540
     720  Wausau-Mosinee Paper Corporation            9,906
          Total Basic Materials                     509,425
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Capital Goods (6.9%)
     810  AGCO Corporation                            7,047
     450  Albany International Corporation*           8,919
   1,110  American Standard Companies, Inc.*         66,878
     460  AMETEK, Inc.                               12,701
     465  Carlisle Companies, Inc.                   17,182
     990  Diebold, Inc.                              32,261
     595  Donaldson Company, Inc.                    16,470
     600  Dycom Industries, Inc.*                     9,858
     595  Federal Signal Corporation                 13,608
     500  Flowserve Corporation*                     14,150
     630  Granite Construction, Inc.                 16,178
    530    Harsco Corporation                        $4,999
  1,080    Herman Miller, Inc.                       28,674
  1,030    Hillenbrand Industries, Inc.              52,015
    815    HON INDUSTRIES, Inc.                      20,342
    855    Hubbell, Inc. , Class B                   23,615
    410    Jacobs Engineering Group, Inc*            27,027
    450    Kaydon Corporation                        11,529
  1,300    KEMET Corporation                         26,676
    465    Kennametal, Inc.                          15,238
    700    MasTec, Inc.*                             10,262
    570    Newport News Shipbuilding, Inc.           36,851
    460    Nordson Corporation                       12,379
    715    Pentair, Inc.                             22,001
    600    Plexus Corporation*                       18,432
    700    Precision Castparts Corporation           26,152
    800    Quanta Services, Inc.*                    20,552
  1,355    Reynolds & Reynolds Company               27,994
    300    Ryerson Tull, Inc.                         3,282
  2,135    SCI Systems, Inc.*                        54,549
  1,155    Sensormatic Electronics Corporation*      16,748
    175    Sequa Corporation*                         8,155
    470    SPX Corporation*                          52,927
    430    Stewart & Stevenson Services, Inc.         9,611
    385    Tecumseh Products Company                 18,981
    635    Teleflex, Inc.                            31,058
    520    Trinity Industries, Inc.                  10,140
  1,995    Vishay Intertechnology, Inc.*             49,775
    540    Wallace Computer Services, Inc.            9,666
    520    York International Corporation            15,709
           Total Capital Goods                      890,591
--------------------------------------------------------------------------------

Communication Services (1.6%)
  3,260    Broadwing, Inc.*                         80,848
    900    Powerwave Technologies, Inc.*            16,353
    800    Price Communications Corporation*        14,416
    935    Telephone and Data Systems, Inc.         98,175
           Total Communication Services            209,792
--------------------------------------------------------------------------------

Consumer Cyclicals (14.2%)
  1,475    Abercrombie & Fitch Company*             49,118
  1,345    Acxiom Corporation*                      20,404
  1,715    A.H. Belo Corporation                    30,253
    957    American Eagle Outfitters, Inc.*         35,620

Consumer Cyclicals--continued
  1,682   Apollo Group, Inc.*                     $52,310
    986   ArvinMeritor, Inc.                       15,175
    280   Bandag, Inc.                              8,392
    895   Barnes & Noble, Inc.*                    28,452
  1,130   BJ's Wholesale Club, Inc.*               51,189
    615   Blyth, Inc.                              14,084
  1,165   Borders Group, Inc.*                     21,669
    420   Borg Warner, Inc.                        18,703
  1,050   Callaway Golf Company                    25,473
    800   Catalina Marketing Corporation*          27,968
  1,250   CDW Computer Centers, Inc.*              50,525
    900   ChoicePoint, Inc.*                       33,390
    640   Claire's Stores, Inc.                    12,192
  2,000   Clayton Homes, Inc.                      27,840
    700   Coach, Inc.*                             22,708
    725   Covanta Energy Corporation*              13,413
    995   DeVry, Inc.*                             31,452
  1,603   Dollar Tree Stores, Inc.*                33,524
  1,200   Dun & Bradstreet Corporation*            33,324
  2,585   Family Dollar Stores, Inc.               65,943
    635   Fastenal Company                         41,180
    700   Furniture Brands International, Inc.*    15,869
  1,300   Galileo International, Inc.              31,746
  1,100   Gentex Corporation*                      29,700
    480   GTECH Holdings Corporation*              15,648
    990   Harte-Hanks, Inc.                        22,780
    475   Houghton Mifflin Company                 21,617
  1,144   International Game Technology*           63,984
    855   International Speedway Corporation       38,518
  1,855   Jones Apparel Group, Inc.*               73,718
    545   Lancaster Colony Corporation             16,443
    365   Lands' End, Inc.*                        10,804
    975   Lear Corporation*                        35,100
    660   Lee Enterprises, Inc.                    20,526
  1,000   Lennar Corporation                       43,770
  1,075   Mandalay Resort Group*                   25,542
    435   Media General, Inc.                      20,906
    440   Modine Manufacturing Company             12,267
    720   Mohawk Industries, Inc.*                 23,515
    145   NCH Corporation                           8,121
    425   NCO Group, Inc.*                         11,475
    725   Nieman Marcus Group, Inc.*               23,563
  4,420   Park Place Entertainment Corporation*    49,150
    375   Payless ShoeSource, Inc.*                23,906
    705   Pittston Company                         15,017
  1,515   Readers Digest Association, Inc.         41,890
    440   Rollins, Inc.                             8,210
  1,160   Ross Stores, Inc.                        25,497
 2,135     Saks, Inc.*                             25,407
   610     Scholastic Corporation*                 25,461
 1,170     Six Flags, Inc.*                        25,670
   805     Sothebys Holdings, Inc.*                14,571
   420     Superior Industries International, Inc. 16,905
   500     Sylvan Learning Systems, Inc.*          10,110
   745     Tech Data Corporation*                  25,971
   800     True North Communications, Inc.         30,560
   805     Unifi, Inc.*                             4,814
 1,000     United Rentals, Inc.*                   20,020
   625     USG Corporation                          6,794
 1,315     Viad Corporation                        32,691
   160     Washington Post Company                 92,960
   655     WestPoint Stevens, Inc.                  4,238
   785     Williams-Sonoma, Inc.*                  23,599
Total Consumer Cyclicals                        1,853,354
--------------------------------------------------------------------------------

Consumer Staples (7.6%)
   800     AmeriSource Health Corporation*         43,200
   310     Banta Corporation                        8,091
 1,955     Bergen Brunswig Corporation             35,777
   520     Bob Evans Farms, Inc.                    9,880
 1,490     Brinker International, Inc.*            42,763
   685     Carter-Wallace, Inc.                    15,550
   780     CBRL Group, Inc.                        15,405
   603     Chris-Craft Industries, Inc.*           42,813
   510     Church & Dwight Company, Inc.           12,235
   620     Dean Foods Company                      22,940
 1,405     Dial Corporation                        18,335
   780     Dole Food Company, Inc.                 11,700
   420     Dreyer's Grand Ice Cream, Inc.          10,807
   700     Emmis Communications Corporation*       17,864
 1,400     Energizer Holdings, Inc.*               33,348
   700     Entercom Communications Corporation  *  31,934
 1,640     Hispanic Broadcasting Corporation*      39,311
 2,025     Hormel Foods Corporation                41,756
 1,515     IBP, Inc.                               24,089
   670     Interstate Bakeries Corporation          9,400
   330     J.M. Smucker Company                     8,633
   490     Kelly Services, Inc.                    11,569
   500     Korn/Ferry International*                9,000
   340     Lance, Inc.                              4,012
   370     Lone Star Steakhouse & Saloon, Inc.      4,459
 1,050     _Manpower, Inc.                         33,968
 1,110     McCormick & Company, Inc.               43,623
 1,425     Modis Professional Services, Inc.*       7,410
 1,145     Outback Steakhouse, Inc.*               33,194
   350     Papa John's International, Inc.*         9,765
 1,030     Perrigo Company*                        12,298
 2,310    PepsiAmericas, Inc.                      34,304
 1,540    R.J. Reynolds Tobacco Holdings, Inc.     90,198
   680    Ruddick Corporation                       9,377
   710    Sensient Technologies Corporation        12,780
   475    Suiza Foods Corporation*                 22,016
   821    Toostie Roll Industries, Inc.            39,704
 3,345    Tyson Foods, Inc.                        46,061
   775    Valassis Communications, Inc.*           27,396
 1,560    Westwood One, Inc.*                      40,945
          Total Consumer Staples                  987,910
--------------------------------------------------------------------------------

Energy (7.9%)
 1,270    BJ Services Company*                   104,458
   900    Cooper Cameron Corporation*             56,754
 2,080    ENSCO International, Inc.               80,912
 2,595    Global Marine, Inc.*                    74,606
 1,630    Grant Prideco, Inc.*                    32,600
   910    Hanover Compressor Company*             33,124
   825    Helmerich & Payne, Inc.                 42,265
   800    Marine Drilling Company, Inc.*          23,976
   685    Murphy Oil Corporation                  56,170
 1,200    National-Oilwell, Inc.*                 47,460
   890    Noble Affiliates, Inc.                  38,688
 2,435    Ocean Energy, Inc.                      45,072
 1,170    Pennzoil-Quaker State Company           16,626
 1,460    Pioneer Natural Resources Company*      27,901
   825    Smith International, Inc.*              66,982
   880    Tidewater, Inc.                         41,246
 1,345    Ultramar Diamond Shamrock
          Corporation                             60,673
   980    Valero Energy Corporation               47,197
 1,355    Varco International, Inc.*              31,680
 1,730    Weatherford International, Inc.*       100,736
          Total Energy                         1,029,126
--------------------------------------------------------------------------------

Financials (16.4%)
 1,275    A.G. Edwards, Inc.                      51,854
   865    Allmerica Financial Corporation         43,683
 1,000    American Financial Group, Inc.          26,590
 1,300    AmeriCredit Corporation*                60,268
 1,100    Arthur J. Gallagher & Company           27,742
 1,015    Associated Banc-Corp                    35,454
   765    Astoria Financial Corporation           44,263
 2,100    Banknorth Group, Inc.                   41,559
   710    City National Corporation               27,442
 1,775    Compass Bancshares, Inc.                41,074
 1,550    Dime Bancorp, Inc.                      51,693
 4,790    E*TRADE Group, Inc.*                    45,026
   705    Everest Re Group, Ltd.                  45,014
 1,920    First Tennessee National Corporation    62,726
   725    First Virginia Banks, Inc.              31,799
 1,270    FirstMerit Corporation                  31,344
 2,000    Golden State Bancorp, Inc.              59,600
   600    Greater Bay Bancorp                     16,386
 1,525    GreenPoint Financial Corporation        56,120
   900    HCC Insurance Holdings, Inc.            25,380
 2,375    Hibernia Corporation                    38,760
   530    Horace Mann Educators Corporation        8,989
   900    IndyMac Bancorp, Inc.*                  20,610
   500    Investors Financial Services
          Corporation                             35,770
   800    LaBranche & Company, Inc.*              28,800
   995    Legg Mason, Inc.                        47,631
   800    Leucadia National Corporation           25,640
 1,500    M&T Bank Corporation                   107,325
 1,615    Marshall & Ilsley Corporation           81,493
 1,090    Mercantile Bankshares Corporation       40,930
Financials--continued
   700    Mony Group, Inc.                        24,612
 3,044    National Commerce Bancorporation        75,826
   800    Neuberger Berman, Inc.                  57,224
 2,415    North Fork Bancorporation, Inc.         64,118
   815    Ohio Casualty Corporation                7,580
 1,685    Old Republic International Corporation  48,680
 1,185    Pacific Century Financial Corporation   26,544
   685    PMI Group, Inc.                         44,046
   955    Protective Life Corporation             28,574
   715    Provident Financial Group, Inc.         21,321
   700    Radian Group, Inc.                      54,250
   900    Roslyn Bancorp, Inc.                    22,959
 1,600    SEI Investments Company                 64,176
   700    Silicon Valley Bancshares*            17,542
 3,680    Sovereign Bancorp, Inc.                 39,045
 1,210    TCF Financial Corporation               46,016
 1,015    Unitrin, Inc.                           37,707
 1,200    Waddell & Reed Financial, Inc.          36,504
   670    Webster Financial Corporation           21,346
   625    Westamerica Bancorporation              22,875
   585    Wilmington Trust Corporation            33,813
 1,335    Zions Bancorporation                    71,138
          Total Financials                     2,126,861
--------------------------------------------------------------------------------

Health Care (11.8%)
 1,495    Apogent Technologies, Inc.*             34,385
   745    Apria Healthcare Group, Inc.*           19,348
   600    Barr Laboratories, Inc.*                34,770
   910    Beckman Coulter, Inc.                   32,351
   800    COR Therapeutics, Inc.*                 24,800
   870    Covance, Inc.*                          14,312
    755   DENTSPLY International, Inc.            29,581
    800   Edwards Lifesciences Corporation*       17,320
    635   Express Scripts, Inc.*                  53,912
    725   First Health Group Corporation*         37,519
  1,525   Genzyme Corporation*                   166,179
  1,470   Gilead Sciences, Inc.*                  72,001
  3,660   Health Management Associates, Inc.*     65,587
  1,850   Health Net, Inc.*                       39,868
  1,170   ICN Pharmaceuticals, Inc.               29,975
  2,200   IDEC Pharmaceuticals Corporation*      108,240
    900   Incyte Genomics, Inc.*                  14,513
  2,360   IVAX Corporation*                       94,518
    865   Lincare Holdings, Inc.*                 43,138
  3,140   Millennium Pharmaceuticals, Inc.*      116,808
    940   MiniMed, Inc.*                          37,544
  1,810   Mylan Laboratories, Inc.                48,399
  1,385   Omnicare, Inc.                          30,747
  1,400   Oxford Health Plans, Inc.*              43,540
    475   PacifiCare Health Systems, Inc.*        16,810
    700   Protein Design Labs, Inc.*              44,975
    700   Quest Diagnostics, Inc.*                86,240
  1,270   Sepracor, Inc.*                         33,477
    980   STERIS Corporation*                     17,816
  1,000   Triad Hospitals, Inc.*                  30,750
    645   Trigon Healthcare, Inc.*                38,835
    900   Vertex Pharmaceuticals, Inc.*           34,704
    850   VISX, Inc.*                             17,211
          Total Health Care                    1,530,173
--------------------------------------------------------------------------------

Technology (19.3%)
  5,100   3Com Corporation*                       33,252
    545   ADTRAN, Inc.*                           14,906
  1,200   Advanced Fibre Communications, Inc.*    18,828
    825   Affiliated Computer Services, Inc.*     59,400
    500   ANTEC Corporation*                       4,120
  1,425   Arrow Electronics, Inc.*                39,900
  6,990   Atmel Corporation*                      97,091
  1,360   Avnet, Inc.                             34,694
    600   Avocent Corporation*                    14,934
    900   BISYS Group, Inc.*                      43,380
    417   Cabot Microelectonics Corporation*      26,696
  3,680   Cadence Design Systems, Inc.*           76,176
  2,200   Ceridian Corporation*                   39,600
  1,070   CheckFree Holdings Corporation*         42,629
  1,165   Cirrus Logic, Inc.*                     18,943
    700   CommScope, Inc.*                        13,216
    800   Credence Systems Corporation*           19,000
    845   CSG Systems International, Inc.*        49,187
 1,940      Cypress Semiconductor Corporation*    43,844
   400      DSP Group, Inc.*                       8,672
 1,890      DST Systems, Inc.*                    92,837
 2,010      Electronic Arts, Inc.*               113,806
 1,260      Gartner Group, Inc., Class B*          9,803
   895      Harris Corporation                    25,731
   500      Imation Corporation*                  11,535
   500      InFocus Corporation*                   9,755
 4,215      Informix Corporation*                 21,075
 1,605      Integrated Device Technology, Inc.*   62,868
 1,000      International Rectifier Corporation*  55,500
   575      Investment Technolgy Group, Inc.*     28,031
 1,300      Jack Henry & Associates, Inc.         36,647
 1,015      Keane, Inc.*                          18,016
   575      L-3 Communciations Holdings, Inc.*    44,419
 1,800      Lam Research Corporation*             53,280
 1,600      Lattice Semiconductor Corporation*    39,408
 1,230      Legato Systems, Inc.*                 16,273
   800      Macromedia, Inc.*                     18,128
   800      Macrovision Corporation*              45,744
   950      Mentor Graphics Corporation*          24,995
 1,200      Micrel, Inc.*                         40,752
 1,94_      Microchip Technology, Inc.*           56,124
   600      MIPS Technologies, Inc., Class B*     10,992
   800      National Instruments Corporation*     28,000
 1,995      Network Associates, Inc.*             22,005
   500      Newport Corporation                   18,900
   930      NOVA Corporation*                     21,074
 1,030      NVIDIA Corporation*                   85,799
   700      Plantronics, Inc.*                    13,692
 1,190      Polycom, Inc.*                        27,644
 2,280      Quantum Corporation*                  25,992
Technology--continued
 3,030      Rational Software Corporation*        73,356
   700      Retek, Inc.*                          20,223
 2,400      RF Micro Devices, Inc.*               70,512
 1,000      SanDisk Corporation*                  26,860
   565      Sawtek, Inc.*                         13,899
 1,000      Semtech Corporation*                  28,770
 1,560      Storage Technology Corporation*       19,952
   490      Structural Dynamics Research
            Corporation*                           8,085
 2,005      SunGard Data Systems, Inc.*          110,816
 1,300      Sybase, Inc.*                         20,475
   540      Sykes Enterprises, Inc.*               3,062
 1,210      Symantec Corporation*                 78,420
 1,000      Synopsys, Inc.*                       57,430
   800      Titan Corporation*                    13,360
   485      Transaction Systems Architects, Inc.*  4,093
 1,200      TranSwitch Corporation*               20,820
1,150     TriQuint Semiconductor, Inc.*           33,385
1,970     Waters Corporation*                    102,834
1,100     Wind River Systems, Inc.*               30,932
          Total Technology                     2,514,577
----------------------------------------------------------------------------------------------------------------------

Transportation (1.8%)
  715     Airborne Freight Corporation             6,549
  335     Alaska Air Group, Inc.*                  9,430
  550     Alexander & Baldwin, Inc.               12,414
  600     Atlas Air, Inc.*                        15,240
1,210     C.H. Robinson Worldwide, Inc.           32,743
  715     CNF Transportation, Inc.                21,922
  700     EGL, Inc.*                              16,597
  800     Expeditors International of
          Washington, Inc.                        40,024
  725     GATX Corporation                        28,891
  490     J.B. Hunt Transport Services, Inc.       8,820
  470     Overseas Shipholding Group, Inc.        14,241
  950     Swift Transportation Company, Inc.*     17,300
  620     Wisconsin Central Transportation
          Corporation*                             9,957
          Total Transportation                   234,128
--------------------------------------------------------------------------------

Utilities (8.2%)
  785     AGL Resources, Inc.                     17,937
1,130     ALLETE                                  27,538
1,175     Alliant Energy Corporation              36,660
1,430     American Water Works Company, Inc.      44,330
  370     Black Hills Corporation                 19,007
  380     Cleco Corporation                       17,100
1,295     Conectiv, Inc.                          28,879
1,845     DPL, Inc.                               57,177
  850     DQE, Inc.                               25,866
1,765     Energy East Corporation                 35,565
  500     Equitable Resources, Inc.               40,000
  485     Hawaiian Electric Industries, Inc.      18,032
  625     IDACORP, Inc.                           24,063
  930     Kansas City Power & Light Company       24,273
1,335     MCN Energy Group, Inc.                  35,084
1,000     MDU Resources Group, Inc.               40,000
1,550     Montana Power Company                   19,313
  635     National Fuel Gas Company               35,687
2,125     Northeast Utilities                     37,931
  815     NSTAR, Inc.                             32,861
1,165     OGE Energy Corporation                  25,688
1,615     Potomac Electric Power Company          35,304
  530     Public Service Company of
          New Mexico                              19,149
1,225     Puget Sound Energy, Inc.                29,082
1,205     Questar Corporation                     38,765
1,490     SCANA Corporation                       41,809
1,170     Sierra Pacific Resources                18,732
2,010     TECO Energy, Inc.                       64,300
1,595     UtiliCorp United, Inc.                  56,304
  940     Vectren Corporation                     21,282
  400     Western Gas Resources, Inc.             15,904
1,000     Western Resources Inc.                  24,770
  680     WGL Holdings, Inc.                      19,448
1,810     Wisconsin Energy Corporation            39,817
          Total Utilities                      1,067,657
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
           Total Common Stocks
           (cost basis $12,275,258)           12,953,594
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
           TOTAL INVESTMENTS (99.6%)
           (cost basis $12,275,258)           12,953,594

           Other Assets, Less Liabilities (0.4%)  57,936
--------------------------------------------------------------------------------

           Net Assets (100.0%)               $13,011,530

______________
* Non-income producing security.
See page 32 for a complete discussion of investment terms.

The accompanying notes to the financial statements are an integral part of this schedule.

The AAL Large Company Index Fund
Schedule of Investments as of April 30, 2001

Investment Objective

The Fund seeks total returns that track the performance of the S&P 500 Index, by investing primarily in common stocks comprising the Index.

Shares    Common Stocks (99.4%)                  Market Value
======================================================================

Basic Materials (2.5%)
   500    Air Products and Chemicals, Inc.         $21,495
   800    Alcan Aluminum, Ltd.                      35,600
 2,024    Alcoa, Inc.                               83,794
   100    Allegheny Technologies, Inc.               1,824
 1,465    Archer Daniels Midland Company            17,448
   900    Barrick Gold Corporation                  14,796
   100    Bemis Company, Inc.                        3,761
   100    Boise Cascade Corporation                  3,498
 2,083    Dow Chemical Company                      69,676
   200    Eastman Chemical Company                  10,648
   300    Ecolab, Inc.                              11,349
 2,500    E.I. du Pont de Nemours and Company      112,975
   300    Engelhard Corporation                      7,713
   100    FMC Corporation*                           7,169
   300    Freeport-McMoran Copper & Gold, Inc.,
          Class B*                                   4,248
   505    Georgia-Pacific Group                     16,418
   100    Great Lakes Chemical Corporation           3,143
   200    Hercules, Inc.                             2,390
   600    Homestake Mining Company                   3,738
   400    Inco, Ltd.*                                7,256
   200    International Flavors & Fragrances, Inc.   4,944
 1,112    International Paper Company               43,568
   200    Louisiana-Pacific Corporation              2,450
   200    Mead Corporation                           5,640
   400    Newmont Mining Corporation                 7,292
   200    Nucor Corporation                         10,146
   300    Pactiv Corporation*                        4,194
   200    Phelps Dodge Corporation                   8,948
   700    Placer Dome, Inc.                          7,084
   100    Potlatch Corporation                       3,505
   400    PPG Industries, Inc.                      21,260
   400    Praxair, Inc.                             18,932
   500    Rohm and Haas Company                     17,185
   200    Sigma-Aldrich Corporation                  9,208
   100    Temple-Inland, Inc.                        5,100
   200    USX-U.S. Steel Group                       3,682
   200    Vulcan Materials Company                   9,246
   200    Westvaco Corporation                       5,276
   500    Weyerhaeuser Company                      28,265
   200    Willamette Industries, Inc.                9,730
   200    Worthington Industries, Inc.               2,390
          Total Basic Materials                    666,984
--------------------------------------------------------------------------------

Capital Goods (9.2%)
    400     Allied Waste Industries, Inc.*          $6,368
    400     American Power Conversion
            Corporation*                             5,660
    300     Avery Dennison Corporation              16,821
    100     Ball Corporation                         4,600
    200     BFGoodrich Company                       7,880
  2,000     Boeing Company                         123,600
    800     Caterpillar, Inc.                       40,160
    200     Cooper Industries, Inc.                  7,474
    100     Crane Company                            2,814
    100     Cummins, Inc.                            4,140
    300     Danaher Corporation                     16,803
    600     Deere & Company                         24,642
    500     Dover Corporation                       19,535
    200     Eaton Corporation                       14,722
  1,000     Emerson Electric Company                66,650
    200     Fluor Corporation                       10,542
    500     General Dynamics Corporation            38,540
 23,400     General Electric Company             1,135,602
  1,900     Honeywell International, Inc.           92,872
    700     Illinois Tool Works, Inc.               44,366
    400     Ingersoll-Rand Company                  18,800
    200     ITT Industries, Inc.                     8,814
    400     Jabil Circuit, Inc.*                    11,616
    200     Johnson Controls, Inc.                  14,480
  1,000     Lockheed Martin Corporation             35,160
    100     McDermott International, Inc.            1,221
    100     Millipore Corporation                    5,735
  1,000     Minnesota Mining and Manufacturing
            Company                                119,010
    425     Molex, Inc.                             17,166
    100     National Service Industries, Inc.        2,410
    100     Navistar International Corporation*      2,581
    200     Northrop Grumman Corporation            18,050
    200     PACCAR, Inc.                             9,704
    300     Pall Corporation                         7,041
    600     Pitney Bowes, Inc.                      22,842
    100     Power-One, Inc.*                         1,751
    400     Rockwell International Corporation      18,012
    700     Sanmina Corporation*                    20,405
    200     Sealed Air Corporation*                  7,760
  1,500     Solectron Corporation*                  38,175
    450     Symbol Technologies, Inc.               14,175
    300     Textron, Inc.                           15,906
   400    Thermo Electron Corporation*              10,544
   100    Thomas & Betts Corporation                 2,067
   100    Timken Company                             1,710
 4,093    Tyco International, Ltd.                 218,443
 1,100    United Technologies Corporation           85,888
 1,400    Waste Management, Inc.                    34,174
          Total Capital Goods                    2,447,431
--------------------------------------------------------------------------------

Communication Services (5.8%)
   700    ALLTEL Corporation                        38,227
 8,853    AT&T Corporation                         197,245
 4,400    BellSouth Corporation                    184,624
   300    CenturyTel, Inc.                           8,154
   600    Citizens Communications Company*           6,900
 2,000    Global Crossing, Ltd.*                    25,060
 1,700    Nextel Communications, Inc.*              27,625
 3,875    Qwest Communications
          International, Inc.*                     158,487
 8,000    SBC Communications, Inc.                 330,000
 2,000    Sprint Corporation                        42,760
 2,200    Sprint PCS Group*                         56,386
 6,384    Verizon Communications                   351,567
     1    Williams Communications*                       3
 6,700    WorldCom, Inc.*                          122,275
          Total Communication Services           1,549,313
--------------------------------------------------------------------------------

Consumer Cyclicals (8.3%)
   100    American Greetings Corporation             1,151
   200    AutoZone, Inc.*                            6,268
   700    Bed Bath & Beyond, Inc.*                  19,824
   500    Best Buy Company, Inc.*                   27,525
   200    Black & Decker Corporation                 7,972
   200    Brunswick Corporation                      4,012
 1,300    Carnival Corporation                      34,450
 1,800    Cendant Corporation*                      31,932
   100    Centex Corporation                         4,315
   400    Cintas Corporation                        17,524
   400    Circuit City Stores, Inc. - Circuit
          City Group                                 6,020
   200    Consolidated Stores Corporation*           2,200
   400    Convergys Corporation*                    14,600
   100    Cooper Tire & Rubber Company               1,204
 1,000    Costco Wholesale Corporation*             34,930
   300    Dana Corporation                           5,889
 1,300    Delphi Automotive Systems
          Corporation                               19,370
   200    Dillard's, Inc.                            3,388
   725    Dollar General Corporation                11,963
   200    Dow Jones & Company, Inc.                 10,854
   500    Federated Department Stores, Inc.*       $21,490
 4,400    Ford Motor Company                       129,712
   600    Gannett Company, Inc.                     38,730
 2,000    Gap, Inc.                                 55,420
 1,300    General Motors Corporation                71,253
   400    Genuine Parts Company                     10,800
   300    Goodyear Tire & Rubber Company             7,419
   200    H&R Block, Inc.                           11,000
   200    Harcourt General, Inc.                    10,964
   700    Harley-Davidson, Inc.                     32,263
   300    Harrah's Entertainment, Inc.*             10,350
   400    Hasbro, Inc.                               4,900
   800    Hilton Hotels Corporation                  8,840
 5,500    Home Depot, Inc.                         259,050
   700    IMS Health, Inc.                          19,215
Consumer Cyclicals--continued
   700    Interpublic Group of Companies, Inc.      23,765
   600    J.C. Penney Company, Inc.                 12,156
   100    Kaufman and Broad Home Corporation         3,022
 1,100    Kmart Corporation*                        11,000
   200    Knight Ridder                             10,830
   800    Kohl's Corporation*                       48,848
   400    Leggett & Platt, Inc.                      7,764
 1,000    Limited, Inc.                             16,920
   100    Liz Claiborne, Inc.                        4,916
   900    Lowe's Companies, Inc.                    56,700
   600    Marriott International, Inc.              27,528
 1,000    Masco Corporation                         23,000
 1,000    Mattel, Inc.                              16,150
   700    May Department Stores Company             26,075
   200    Maytag Corporation                         6,950
   500    McGraw-Hill Companies, Inc.               32,390
   100    Meredith Corporation                       3,774
   600    NIKE, Inc.                                25,086
   400    New York Times Company                    16,412
   300    Nordstrom, Inc.                            5,517
   700    Office Depot, Inc.*                        6,650
   400    Omnicom Group, Inc.                       35,140
   100    Pulte Corporation                          4,678
   400    RadioShack Corporation                    12,252
   100    Reebok International, Ltd.*                2,563
   800    Sears, Roebuck & Company                  29,480
   300    Sherwin-Williams Company                   6,294
   100    Snap-on, Inc.                              2,900
   200    Stanley Works                              7,250
 1,000    Staples, Inc.*                            16,270
   400    Starwood Hotels & Resorts Worldwide,
          Inc.                                      14,436
 2,100    Target Corporation                        80,745
   300    Tiffany & Company                          9,726
    600   TJX Companies, Inc.                      $18,798
    400   Toys "R" Us, Inc.*                         9,920
    700   Tribune Company                           29,498
    300   TRW, Inc.                                 11,538
    300   VF Corporation                            12,177
    253   Visteon Corporation                        4,182
 10,500   Wal-Mart Stores, Inc.                    543,270
    200   Whirlpool Corporation                     11,154
          Total Consumer Cyclicals               2,204,521
--------------------------------------------------------------------------------

Consumer Staples (12.5%)
    100   Adolph Coors Company                       5,200
    100   Alberto-Culver Company                     4,074
    900   Albertson's, Inc.                         30,060
  2,100   Anheuser-Busch Companies, Inc.            83,979
 10,200   AOL Time Warner, Inc.*                   515,100
    600   Avon Products, Inc.                       25,392
    200   Brown-Foreman Corporation, Class B        12,160
  1,000   Campbell Soup Company                     30,440
  1,050   Cardinal Health, Inc.                     70,770
  1,400   Clear Channel Communications, Inc.*       78,120
Consumer Staples--continued
    500   Clorox Company                            15,915
  5,900   Coca-Cola Company                        272,521
    900   Coca-Cola Enterprises, Inc.               16,317
  1,400   Colgate-Palmolive Company                 78,190
  2,200   Comcast Corporation*                      96,602
  1,200   ConAgra Foods, Inc.                       24,972
    900   CVS Corporation                           53,055
    300   Darden Restaurants, Inc.                   8,193
    100   Deluxe Corporation                         2,599
    300   Fortune Brands, Inc.                       9,345
    700   General Mills, Inc.                       27,587
  2,500   Gillette Company                          70,900
    300   Hershey Foods Corporation                 18,123
    800   H.J. Heinz Company                        31,320
    900   Kellogg Company                           22,950
  1,300   Kimberly-Clark Corporation                77,220
  1,900   Kroger Company*                           42,921
    100   Longs Drug Stores Corporation              2,965
  3,100   McDonald's Corporation                    85,250
    600   McKesson HBOC, Inc.                       18,504
    600   Newell Rubbermaid, Inc.                   16,176
  3,400   PepsiCo, Inc.                            148,954
  5,200   Phillip Morris Companies, Inc.           260,572
  3,100   Procter & Gamble Company                 186,155
    300   Quaker Oats Company                       29,100
    700   Ralston Purina Company                    21,273
    400   Robert Half International, Inc.*          11,120
    300     R.R. Donnelley & Sons Company           $8,352
  1,200     Safeway, Inc.*                          65,160
  1,800     Sara Lee Corporation                    35,838
    800     Starbucks Corporation*                  15,480
    300     SUPERVALU, Inc.                          4,101
  1,600     SYSCO Corporation                       44,992
    300     TRICON Global Restaurants, Inc.*        13,446
    100     Tupperware Corporation                   2,202
  1,400     Unilever                                78,568
    500     Univision Communications, Inc.*         21,855
    400     UST, Inc.                               12,040
  4,144     Viacom, Inc., Class B*                 215,737
  2,400     Walgreen Company                       102,672
  4,900     Walt Disney Company                    148,225
    200     Wendy's International, Inc.              5,066
    300     Winn-Dixie Stores, Inc.                  9,471
    500     Wm. Wrigley Jr. Company                 24,155
            Total Consumer Staples               3,311,454
--------------------------------------------------------------------------------

Energy (6.9%)
    200     Amerada Hess Corporation                17,500
    627     Anadarko Petroleum Corporation          40,517
    300     Apache Corporation                      19,188
    200     Ashland, Inc.                            8,612
    800     Baker Hughes, Inc.                      31,432
    500     Burlington Resources, Inc.              23,605
  1,500     Chevron Corporation                    144,840
  1,400     Conoco, Inc., Class B                   42,588
Energy--continued
    300     Devon Energy Corporation                17,703
    300     EOG Resources, Inc.                     13,917
  8,200     Exxon Mobil Corporation                726,520
  1,000     Halliburton Company                     43,210
    200     Kerr-McGee Corporation                  14,330
    400     Nabors Industries, Inc.*                23,848
    300     Noble Drilling Corporation*             14,550
    800     Occidental Petroleum Corporation        24,096
    600     Phillips Petroleum Company              35,760
    200     Progress Energy, Inc. (CVO)*                 0
    200     Rowan Companies, Inc.*                   6,638
  5,000     Royal Dutch Petroleum Company          297,650
  1,400     Schlumberger, Ltd.                      92,820
    200     Sunoco, Inc.                             7,604
  1,300     Texaco, Inc.                            93,964
    300     Tosco Corporation                       13,815
    800     Transocean Sedco Forex, Inc.            43,424
    600     Unocal Corporation                      22,896
    700     USX-Marathon Group                      22,372
            Total Energy                         1,843,399
--------------------------------------------------------------------------------

Financials (17.2%)
 1,200    AFLAC, Inc.                               $38,160
 1,700    Allstate Corporation                       70,975
   300    Ambac Financial Group, Inc.                16,143
 3,100    American Express Company                  131,564
 1,200    American General Corporation               52,332
 5,500    American International Group, Inc.        449,900
   800    AmSouth Bancorporation                     13,720
   600    Aon Corporation                            19,944
 3,800    Bank of America Corporation               212,800
 1,800    Bank of New York Company, Inc.             90,360
 2,700    BANK ONE Corporation                      101,979
   900    BB&T Corporation                           31,878
   300    Bear Stearns Companies, Inc.               15,090
   500    Capital One Financial Corporation          31,430
 3,200    Charles Schwab Corporation                 63,360
   420    Charter One Financial, Inc.                12,306
   400    Chubb Corporation                          26,700
   400    CIGNA Corporation                          42,680
   400    Cincinnati Financial Corporation           15,352
   600    CIT Group, Inc.                            22,020
11,806    Citigroup, Inc.                           580,265
   400    Comerica, Inc.                             20,572
   700    Conseco, Inc.                              13,321
   300    Countrywide Credit Industries, Inc.        12,801
 2,400    Fannie Mae                                192,624
 1,383    Fifth Third Bancorp                        74,350
 2,300    First Union Corporation                    68,931
 2,508    FleetBoston Financial Corporation          96,232
   600    Franklin Resources, Inc.                   26,190
 1,700    Freddie Mac                               111,860
   400    Golden West Financial Corporation          23,480
   600    Hartford Financial Services Group, Inc.    37,260
 1,100    Household International, Inc.              70,422
Financials--continued
   540    Huntington Bancshares, Inc.                 8,138
 4,530    J.P. Morgan Chase and Company             217,349
   350    Jefferson-Pilot Corporation                16,331
 1,000    KeyCorp                                    23,180
   600    Lehman Brothers Holdings, Inc.             43,650
   500    Lincoln National Corporation               23,080
   500    Loews Corporation                          33,705
   700    Marsh & McLennan Companies, Inc.           67,508
   450    MBIA, Inc.                                 21,533
 2,000    MBNA Corporation                           71,300
 1,200    Mellon Financial Corporation               49,116
 1,900    Merrill Lynch & Company, Inc.             117,230
 1,800    MetLife, Inc.                              52,200
   300    MGIC Investment Corporation                19,497
   400    Moody's Corporation                        12,560
 2,700    Morgan Stanley Dean Witter &
          Company                                  $169,533
 1,400    National City Corporation                  38,094
   500    Northern Trust Corporation                 32,515
   700    PNC Financial Services Group, Inc.         45,549
   200    Progressive Corporation                    23,360
   700    Providian Financial Corporation            37,310
   600    Regions Financial Corporation              18,270
   300    SAFECO Corporation                          8,010
   400    SouthTrust Corporation                     19,020
   400    State Street Corporation                   41,512
   500    Stilwell Financial, Inc.                   14,735
   500    St. Paul Companies, Inc.                   22,550
   700    SunTrust Banks, Inc.                       44,450
   700    Synovus Financial Corporation              20,146
   300    Torchmark Corporation                      11,367
   300    T. Rowe Price Associates, Inc.             10,428
   300    Union Planters Corporation                 11,403
   500    UNUMProvident                              14,955
   400    USA Education, Inc.                        28,440
 4,524    U.S. Bancorp                               95,818
   500    Wachovia Corporation                       30,400
 1,400    Washington Mutual, Inc.                    69,902
 4,000    Wells Fargo & Company                     187,880
          Total Financials                        4,559,025
--------------------------------------------------------------------------------

Health Care (12.7%)
  3,700   Abbott Laboratories                       171,606
    300   Aetna, Inc.*                                8,457
    300   Allergan, Inc.                             22,800
    600   ALZA Corporation*                          27,432
  3,100   American Home Products Corporation        179,025
  2,500   Amgen, Inc.*                              152,850
    500   Applera Corporation                        16,030
    100   Bausch & Lomb, Inc.                         4,270
    700   Baxter International, Inc.                 63,805
    600   Becton, Dickinson and Company              19,410
    400   Biogen, Inc.*                              25,864
    450   Biomet, Inc.                               19,228
    900   Boston Scientific Corporation*             14,292
Health Care--continued
  4,600   Bristol-Myers Squibb Company              257,600
    500   Chiron Corporation*                        24,005
    100   C.R. Bard, Inc.                             4,401
  2,700   Eli Lilly and Company                     229,500
    400   Forest Laboratories, Inc.*                 24,460
    700   Guidant Corporation*                       28,700
  1,300   HCA - The Healthcare Company               50,310
    900   HEALTHSOUTH Corporation*                   12,645
    300   Humana, Inc.*                               2,964
  3,300   Johnson & Johnson                         318,384
    400   King Pharmaceuticals, Inc.*                16,852
    200   Manor Care, Inc.*                           4,640
    500   MedImmune, Inc.*                           19,575
  2,800   Medtronic, Inc.                           124,880
  5,500   Merck & Company, Inc.                     417,835
 14,900   Pfizer, Inc.                              645,170
  3,057   Pharmacia Corporation                     159,759
    200   Quintiles Transnational Corporation*        4,110
  3,400   Schering-Plough Corporation               131,036
    200   St. Jude Medical, Inc.*                    11,450
    500   Stryker Corporation                        29,645
    800   Tenet Healthcare Corporation*              35,712
    800   UnitedHealth Group, Inc.                   52,384
    300   Watson Pharmaceuticals, Inc.*              14,940
    200   WellPoint Health Networks, Inc.*           19,650
          Total Health Care                       3,365,676
--------------------------------------------------------------------------------

Technology (19.5%)
    200   Adaptec, Inc.*                             2,248
  1,800   ADC Telecommunications, Inc.*             13,518
    600   Adobe Systems, Inc.                       26,952
    700   Advanced Micro Devices, Inc.*             21,700
  1,077   Agilent Technologies, Inc.*               42,014
    900   Altera Corporation*                       22,761
    900   Analog Devices, Inc.*                     42,579
    100   Andrew Corporation*                        1,752
    800   Apple Computer, Inc.*                     20,392
  1,900   Applied Materials, Inc.*                 103,740
    700   Applied Micro Circuits Corporation*       18,214
    100   Autodesk, Inc.                             3,486
  1,500   Automatic Data Processing, Inc.           81,375
    616   Avaya, Inc.*                               9,110
    600   BMC Software, Inc.*                       14,514
    600   Broadcom Corporation*                     24,936
    600   BroadVision, Inc.*                         3,834
    400   Cabletron Systems, Inc.*                   6,272
 17,100   Cisco Systems, Inc.*                     290,358
    400   Citrix Systems, Inc.*                     11,360
  3,900   Compaq Computer Corporation               68,250
  1,400   Computer Associates International, Inc.   45,066
    400   Computer Sciences Corporation*            14,252
    800   Compuware Corporation*                     8,224
    400   Comverse Technology, Inc.*                27,400
    500   Concord EFS, Inc.*                        23,275
    500   Conexant Systems, Inc.*                    5,375
Technology--continued
  2,100   Corning, Inc.                             46,137
  6,100   Dell Computer Corporation*               160,369
    700   Eastman Kodak Company                     30,450
  1,100   Electronic Data Systems Corporation       70,950
  5,200    EMC Corporation*                        205,920
    300    Equifax, Inc.                             9,921
    900    First Data Corporation                   60,696
    300    Fiserv, Inc.*                            16,602
    700    Gateway, Inc.*                           13,300
  4,500    Hewlett-Packard Company                 127,935
 15,900    Intel Corporation                       491,469
  4,200    International Business Machines
           Corporation                             483,588
    500    Intuit, Inc.*                            16,020
  3,100    JDS Uniphase Corporation*                66,278
    400    KLA-Tencor Corporation*                  21,984
    300    Lexmark International, Inc.*             18,429
    800    Linear Technology Corporation             8,432
    700    LSI Logic Corporation*                   14,329
  8,000    Lucent Technologies, Inc.                  ,080
    800    Maxim Integrated Products, Inc.*         40,880
    200    Mercury Interactive Corporation*         13,230
  1,400    Micron Technology, Inc.*                 63,532
 12,600    Microsoft Corporation*                  853,650
  5,071    Motorola, Inc.                           78,854
    400    National Semiconductor Corporation*      11,520
    200    NCR Corporation*                          9,402
    700    Network Appliance, Inc.*                 15,925
  7,500    Nortel Networks Corporation             114,750
    700    Novell, Inc.*                             3,346
    300    Novellus Systems, Inc.*                  16,545
 13,100    Oracle Corporation*                     211,696
  1,300    Palm, Inc.*                              10,413
    600    Parametric Technology Corporation*        6,840
    300    Parker Hannifin Corporation              13,986
    850    Paychex, Inc.                            29,376
    700    PeopleSoft, Inc.*                        25,928
    100    PerkinElmer, Inc.                         6,691
    200    QLogic Corporation*                       8,578
  1,800    QUALCOMM, Inc.*                         103,248
    800    Raytheon Company                         23,624
    272    Sabre Holdings Corporation*              13,562
    200    Sapient Corporation*                      2,690
    400    Scientific-Atlanta, Inc.                 23,092
  1,000    Siebel Systems, Inc.*                    45,580
  7,600    Sun Microsystems, Inc.*                 130,112
    200    Tektronix, Inc.                           4,840
  1,000    Tellabs, Inc.*                           35,110
    400    Teradyne, Inc.*                          15,800
  4,100    Texas Instruments, Inc.                 158,670
    700    Unisys Corporation*                       8,428
  1,000    VERITAS Software Corporation*            59,610
    400    Vitesse Semiconductor Corporation*       13,560
    200    W.W. Grainger, Inc.                       7,756
  1,500    Xerox Corporation                        13,560
    800    Xilinx, Inc.*                            37,976
  1,300    Yahoo!, Inc.*                            26,234
           Total Technology                      5,184,440
--------------------------------------------------------------------------------

Transportation (0.7%)
    400    AMR Corporation*                         15,244
    900    Burlington Northern Santa Fe
           Corporation                               26,460
    500    CSX Corporation                           17,535
    300    Delta Air Lines, Inc.                     13,209
    700    FedEx Corporation*                        29,449
    900    Norfolk Southern Corporation              17,766
    100    Ryder System, Inc.                         1,989
  1,750    Southwest Airlines Company                31,867
    600    Union Pacific Corporation                 34,134
    100    US Airways Group, Inc.*                    2,790
           Total Transportation                     190,443
--------------------------------------------------------------------------------

Utilities (4.1%)
 1,300    AES Corporation*                           61,971
   300    Allegheny Energy, Inc.                     15,348
   300    Ameren Corporation                         12,591
   740    American Electric Power Company, Inc.      36,512
   700    Calpine Corporation*                       39,893
   400    Cinergy Corporation                        13,872
   300    CMS Energy Corporation                      9,390
   500    Consolidated Edison, Inc.                  18,705
   400    Constellation Energy Group, Inc.           19,096
   546    Dominion Resources, Inc.                   37,395
   300    DTE Energy Company                         12,576
 1,800    Duke Energy Corporation                    84,168
   800    Dynegy, Inc.                              $46,280
   700    Edison International                        6,895
 1,215    El Paso Energy Corporation                 83,592
 1,800    Enron Corporation                         112,896
   500    Entergy Corporation                        20,250
   750    Exelon Corporation                         51,788
   500    FirstEnergy Corporation                    15,150
   400    FPL Group, Inc.                            23,960
   300    General Public Utilities Corporation        9,993
   300    KeySpan Corporation                        11,910
   300    Kinder Morgan, Inc.                        17,610
   796    Mirant Corporation*                        32,477
   300    Niagara Mohawk Holdings, Inc.*              5,043
   100    Nicor, Inc.                                 3,919
   437    NiSource, Inc.                             13,009
   100    ONEOK, Inc.                                 4,322
   900    Pacific Gas & Electric Company              8,073
   100    Peoples Energy Corporation                  3,975
   200    Pinnacle West Capital Corporation          10,038
   400    PPL Corporation                            22,000
   455    Progress Energy, Inc.                      20,133
   500    Public Service Enterprise Group, Inc.      23,220
   700    Reliant Energy, Inc.                       34,685
   411    Sempra Energy                              11,372
 1,600    Southern Company                           37,424
Utilities--continued
   600    TXU Corporation                            26,376
 1,100    Williams Companies, Inc.                   46,387
   810    Xcel Energy, Inc.                          25,272
          Total Utilities                         1,089,566
--------------------------------------------------------------------------------
          Total Common Stocks
          (cost basis $30,941,360)               26,412,252
--------------------------------------------------------------------------------

Principal
Amount       Short-Term Investments (0.5%)      Interest Rate/1/    Maturity Date       Market Value
----------------------------------------------------------------------------------------------------
$122,000     Countrywide Home Loans, Inc.       4.500%              5/1/2001            $122,000

                                               Total Short-Term Investments
                                               (amortized cost basis $122,000)           122,000
----------------------------------------------------------------------------------------------------

                                               TOTAL INVESTMENTS (99.9%)
                                               (amortized cost basis $31,063,360)      26,534,252
----------------------------------------------------------------------------------------------------
                                               Other Assets, Less Liabilities       (0.1%) 31,351
                                               Net Assets (100.0%)                    $26,565,603

________________
*Non-income producing security.
/1/The interest rate reflects the discount rate at the date of purchase.
See page 32 for a complete discussion of investment terms.

The accompanying notes to the financial statements are an integral part of this schedule.

The AAL Bond Index Fund
Schedule of Investments as of April 30, 2001

Investment Objective

The Fund seeks total returns approximating the total return of the Lehman Aggregate Bond Index by investing primarily in bond and other debt securities that comprise the Index.

Principal         Long-Term Fixed-Income
 Amount  Investments (98.0%)                                Interest Rate     Maturity Date     Market Value
============================================================================================================
Asset Backed Securities (3.4%)
    $200,000      Citibank Credit Master Trust
                  Series I 1999-7 Class A                     6.650%           11/15/2006          $207,816
     100,000      Countrywide Home Loans
                  Asset-Backed Certificates
                  Series 2001-1 Class AF2                     5.846             7/25/2020           100,841
     125,000      EQCC Home Equity Loan Trust
                  Series 1997-3 Class A7                      6.930             2/15/2029           125,231
     100,000      Ford Credit Auto Owner Trust
                  Series 2001-B Class A4                      5.120            10/15/2004           100,430
     100,000      Residential Asset Securities
                  Corporation Series 2000KS-5
                  Class AI2                                   6.935            10/25/2020
102,253
                  Total Asset Backed Securities                                                     636,571
------------------------------------------------------------------------------------------------------------

Commercial Mortgage-Backed Securities (1.7%)
      97,030      Bear Stearns Commercial Mortgage
                  Securities Series 2000-WF2
                  Class A1                                    7.110             9/15/2009
101,211
     100,000      First Union National Bank
                  Commercial Mortgage Trust
                  Series 1999-C4 Class A2                     7.390            11/15/2009           105,716
     100,000      Nationslink Funding Corporation
                  Series 1999-2 Class A3                      7.181            12/20/2006           104,755
                  Total Commercial Mortgage-Backed Securities                                       311,682
-------------------------------------------------------------------------------------------------------------
Finance (10.1%)
     100,000      Allstate Corporation                        7.200             12/1/2009           103,312
     125,000      Avalon Properties, Inc.                     7.375             9/15/2002           128,213
     100,000      Bank of America Corporation                 7.400             1/15/2011           104,007
     100,000      Cabot Industrial Properties, L.P.           7.125             5 /1/2004           101,927
     100,000      Camden Property Trust                       7.000            11/15/2006           100,805
     100,000      Chase Manhattan Corporation                 7.000            11/15/2009           102,077
     100,000      Citigroup, Inc.                             7.250            10/1/2010
103,917
     100,000      Countrywide Home Loans, Inc.                7.260             5/10/2004           104,108
     100,000      FleetBoston Financial Corporation           7.250             9/15/2005           105,070
     100,000      General Electric Capital
                  Corporation                                 7.250              5/3/2004
105,614
     100,000      Heller Financial, Inc.                      8.000             6/15/2005            106,320
     100,000      Household Finance Corporation               7.250             5/15/2006            104,446
     100,000      Merrill Lynch & Company, Inc.               6.000             2/12/2003            101,772
     100,000      Morgan Stanley Dean Witter &
                  Company                                     6.100             4/15/2006
99,663
     100,000      Norwest Financial, Inc.                     7.200              5/1/2007            104,880
     100,000      PNC Funding Corporation                     6.875             7/15/2007            102,242
     100,000      ProLogis Trust                              7.000             10/1/2003            102,117
     100,000      Wellsford Residential
                   Property Trust                             9.375              2/1/2002
102,926
                  Total Finance                                                                    1,883,416
--------------------------------------------------------------------------------------------------------------

Industrial-Basic Materials (1.1%)
     100,000      Alcan, Inc.                                 6.450             3/15/2011             98,430
     100,000      Praxair, Inc.                               6.500              3/1/2008             99,582
Total Industrial-Basic Materials                                                                     198,012
--------------------------------------------------------------------------------------------------------------

Industrial-Capital Goods (1.1%)
 $100,000          Raytheon Company                           6.750%           8/15/2007             $98,783
  100,000          Tyco International Group SA                6.375            2/15/2006             100,283
                   Total Industrial-Capital Goods                                                    199,066
--------------------------------------------------------------------------------------------------------------

Industrial-Communications (4.3%)
  100,000          AT&T Corporation                           6.000             3/15/2009            92,795
  100,000          Clear Channel Communications,
                   Inc.                                       7.875             6/15/2005           104,732
  100,000          Comcast Cable Communications,
                   Inc.                                       8.375              5/1/2007           108,664
  100,000          Nortel Networks, Ltd.                      6.125             2/15/2006            95,344
  100,000          Sprint Capital Corporation                 5.700            11/15/2003            98,753
  100,000          Verizon Global Funding
                   Corporation/2/                             7.250             12/1/2010           103,515
  100,000          Vodafone Group plc                         7.750             2/15/2010           106,430
  100,000          WorldCom, Inc.                             6.400             8/15/2005            96,983
                   Total Industrial-Communications                                                  807,216
--------------------------------------------------------------------------------------------------------------

Industrial-Consumer Cyclical (1.6%)
  100,000          AOL Time Warner, Inc.                      7.625            4/15/2031            100,260
  100,000          Ford Motor Company                         7.500             8/1/2026             97,863
  100,000          Sears, Roebuck & Company                   6.250            1/15/2004            100,358
                   Total Industrial-Consumer Cyclical                            298,481
--------------------------------------------------------------------------------------------------------------

Industrial-Consumer Noncyclical (2.2%)
  100,000          ConAgra Foods, Inc.                        7.875             9/15/2010           105,319
  100,000          Kellogg Company /2/                        6.000              4/1/2006            99,135
  100,000          Procter & Gamble Company                   6.600            12/15/2004           104,202
  100,000          Safeway, Inc.                              7.250             9/15/2004           103,962
                   Total Industrial-Consumer Noncyclical                                            412,618
--------------------------------------------------------------------------------------------------------------

Industrial-Energy (2.2%)
  100,000          Coastal Corporation                        6.500             5/15/2006            99,863
  100,000          Tosco Corporation                          7.250              1/1/2007           104,026
  100,000          Union Oil Company of California            6.700            10/15/2007           102,073
  100,000          Union Pacific Resources Group              6.750             5/15/2008           101,128
                   Total Industrial-Energy                                                          407,090
--------------------------------------------------------------------------------------------------------------

Industrial-Technology (0.5%)
  100,000          International Business Machines
                   Corporation                               5.370              9/22/2003           100,401
                   Total Industrial-Technology                                                      100,401
--------------------------------------------------------------------------------------------------------------

Industrial-Transportation (1.1%)
  100,000          Burlington Northern Santa Fe
                   Corporation                               6.125             3/15/2009             95,909
  100,000          Delta Air Lines, Inc.                     7.379             5/18/2010            105,234
                   Total Industrial-Transportation                                                  201,143
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------

Noncorporate (3.9%)
  $150,000         Canadian Government                       6.375%           11/30/2004           $155,928
   100,000         Inter-American Development Bank           5.750             2/26/2008             99,901
   100,000         Italy Government International Bond       7.250              2/7/2005            106,195
   100,000         Korea Development Bank                    7.250             5/15/2006            101,500
    50,000         Mexico Government International Bond      9.875             1/15/2007             53,750
   100,000         Province of Ontario                       5.500             10/1/2008             97,317
   100,000         Quebec Province                           6.500             1/17/2006            102,579
                   Total Noncorporate                                                               717,170
--------------------------------------------------------------------------------------------------------------

U.S. Government Agencies (42.5%)
   100,000         Federal Home Loan Bank                                6.640            12/13/2016         103,321
   150,000         Federal Home Loan Bank                                6.125             8/15/2003         154,246
   160,000         Federal Home Loan Mortgage Corporation                7.100             4/10/2007         172,193
   100,000         Federal Home Loan Mortgage Corporation                6.800             3/19/2007         106,113
   150,000         Federal Home Loan Mortgage Corporation                5.750             7/15/2003         153,025
   100,000         Federal Home Loan Mortgage Corporation                5.125            10/15/2008          95,487
   150,000         Federal National Mortgage Association                 6.660              3/5/2007         157,597
   500,000         Federal National Mortgage Association                 6.500             8/15/2004         520,320
   200,000         Federal National Mortgage Association                 6.375             1/16/2002         202,788
   200,000         Federal National Mortgage Association                 6.250              2/1/2011         198,293
   100,000         Federal National Mortgage Association                 6.210              8/6/2038          95,218
    76,229         Federal Home Loan Mortgage Corporation Gold
                   30-Yr. Pass Through                                   8.000             10/1/2029          79,009
   124,591         Federal Home Loan Mortgage Corporation Gold
                   30-Yr. Pass Through                                   7.500              4/1/2030         127,294
   131,182         Federal Home Loan Mortgage Corporation Gold
                   30-Yr. Pass Through                                   7.500              2/1/2030         134,028
   196,474         Federal Home Loan Mortgage Corporation Gold
                   30-Yr. Pass Through                                   7.000              2/1/2031         198,390
   194,988         Federal Home Loan Mortgage Corporation Gold
                   30-Yr. Pass Through                                   7.000              6/1/2030         196,993
   182,714         Federal Home Loan Mortgage Corporation Gold
                   30-Yr. Pass Through                                   7.000             12/1/2029         184,592
   196,674         Federal Home Loan Mortgage Corporation Gold
                   30-Yr. Pass Through                                   6.500              6/1/2029         195,135
   229,129         Federal Home Loan Mortgage Corporation Gold
                   30-Yr. Pass Through                                   6.500             11/1/2025         228,304
   229,502         Federal Home Loan Mortgage Corporation Gold
                   30-Yr. Pass Through                                   6.000              7/1/2029         222,292
    84,508         Federal National Mortgage Association Conventional
                   15-Yr. Pass Through                                   7.000             3/1/2015           86,464
   145,226         Federal National Mortgage Association Conventional
                   15-Yr. Pass Through                                   7.000              3/1/2009         149,298
   106,728         Federal National Mortgage Association Conventional
                   15-Yr. Pass Through                                   6.500             11/1/2014         107,704
    84,108         Federal National Mortgage Association Conventional
                   15-Yr. Pass Through                                   6.500             10/1/2013          85,120
 $133,222         Federal National Mortgage Association Conventional
                  15-Yr. Pass Through                                   6.500%             7/1/2013         $135,138
  265,760         Federal National Mortgage Association Conventional
                  15-Yr. Pass Through                                    6.000            11/1/2014          264,521
  174,853         Federal National Mortgage Association Conventional
                  15-Yr. Pass Through                                    6.000             1/1/2014          174,037
   96,755         Federal National Mortgage Association Conventional
                  15-Yr. Pass Through                                    6.000             4/1/2013           96,304
U.S. Government Agencies--continued
   83,283         Federal National Mortgage Association Conventional
                  15-Yr. Pass Through                                    5.500             4/1/2014           81,250
   85,115         Federal National Mortgage Association Conventional
                  30-Yr. Pass Through                                    7.500             1/1/2030           86,920
  211,890         Federal National Mortgage Association Conventional
                  30-Yr. Pass Through                                    7.500             8/1/2023          217,824
  207,553         Federal National Mortgage Association Conventional
                  30-Yr. Pass Through                                    7.000            11/1/2029          209,668
  158,697         Federal National Mortgage Association Conventional
                  30-Yr. Pass Through                                    7.000            12/1/2025          160,886
  108,206         Federal National Mortgage Association Conventional
                  30-Yr. Pass Through                                    6.500             8/1/2029          107,245
  535,452         Federal National Mortgage Association Conventional
                  30-Yr. Pass Through                                    6.500             3/1/2029          531,082
  313,155         Federal National Mortgage Association Conventional
                  30-Yr. Pass Through                                    6.000             7/1/2029          303,245
   80,003         Federal National Mortgage Association Conventional
                  30-Yr. Pass Through                                    6.000             3/1/2028           77,471
  118,516         Government National Mortgage Association 30-Yr.
                  Pass Through                                           8.500           12/15/2029          123,684
  112,282         Government National Mortgage Association 30-Yr.
                  Pass Through                                           8.000            7/15/2030          116,136
   87,908         Government National Mortgage Association 30-Yr.
                  Pass Through                                           8.000            5/15/2030           90,925
   77,991         Government National Mortgage Association 30-Yr.
                  Pass Through                                           8.000           12/15/2029           80,682
  167,694         Government National Mortgage Association 30-Yr.
                  Pass Through                                           8.000            7/15/2026          173,698
  170,127         Government National Mortgage Association 30-Yr.
                  Pass Through                                           7.500           12/15/2029          174,194
   82,995         Government National Mortgage Association 30-Yr.
                  Pass Through                                           7.500           10/15/2029           84,979
   86,486         Government National Mortgage Association 30-Yr.
                  Pass Through                                           7.500            9/15/2029           88,553
  199,808         Government National Mortgage Association 30-Yr.
                  Pass Through                                           7.000            3/15/2031          202,017
  179,555         Government National Mortgage Association 30-Yr.
                  Pass Through                                           7.000            7/15/2029          181,575
  179,825         Government National Mortgage Association 30-Yr.
                  Pass Through                                           6.500%           6/15/2029          178,579
                  Total U.S. Government Agencies                                                           7,893,837
----------------------------------------------------------------------------------------------------------------------

The accompanying notes to the financial statements are an integral part of this schedule.

The AAL Bond Index Fund - continued
Schedule of Investments as of April 30, 2001

U.S. Treasury Securities (20.6%)
 $150,000         U.S. Treasury Bonds                                   11.750%          11/15/2014        $214,722
  150,000         U.S. Treasury Bonds                                     8.750           5/15/2017         195,258
  200,000         U.S. Treasury Bonds                                     8.125           8/15/2021         251,567
  150,000         U.S. Treasury Bonds                                     8.125           5/15/2021         188,535
  200,000         U.S. Treasury Bonds                                     8.125           8/15/2019         249,709
  150,000         U.S. Treasury Bonds                                     7.250           5/15/2016         171,516
  300,000         U.S. Treasury Bonds                                     6.750           8/15/2026         332,343
  350,000         U.S. Treasury Bonds                                     6.250           8/15/2023         363,820
  100,000         U.S. Treasury Bonds                                     6.125          11/15/2027         102,739
  200,000         U.S. Treasury Notes                                    11.875          11/15/2003         234,508
  150,000         U.S. Treasury Notes                                     7.875          11/15/2004         164,976
  150,000         U.S. Treasury Notes                                     7.250           5/15/2004         160,817
  250,000         U.S. Treasury Notes                                     6.750           5/15/2005         267,275
  200,000         U.S. Treasury Notes                                     6.250           8/31/2002         205,219
  250,000         U.S. Treasury Notes                                     5.875           2/15/2004         258,468
  150,000         U.S. Treasury Notes                                     5.625          12/31/2002         153,257
  100,000         U.S. Treasury Notes                                     5.500           5/15/2009         101,159
  200,000         U.S. Treasury Notes                                     5.500           5/31/2003         204,403
                                            Total U.S. Treasury Securities                                3,820,291
----------------------------------------------------------------------------------------------------------------------

Utilities (1.7%)
  100,000         Niagara Mohawk Power Corporation                      7.750            10/1/2008          102,050
  100,000         NiSource Finance Corporation                          7.875           11/15/2010          105,809
  100,000         TransCanada PipeLines, Ltd.                           7.150            6/15/2006          101,335
                                                     Total Utilities                                        309,194
----------------------------------------------------------------------------------------------------------------------

                                                     Total Long-Term Fixed-Income Investments
                                                     (amortized cost basis $17,669,641)                  18,196,188
----------------------------------------------------------------------------------------------------------------------
                                                             TOTAL INVESTMENTS (98.0%)
                                                     (amortized cost basis $17,669,641)                  18,196,188
----------------------------------------------------------------------------------------------------------------------
                                                      Other Assets, Less Liabilities (2.0%)                 363,625
----------------------------------------------------------------------------------------------------------------------
                                                      Net Assets (100.0%)                               $18,559,813
----------------------------------------------------------------------------------------------------------------------

___________________
/2/ 144a Security.
See page 32 for a complete discussion of investment terms.

The accompanying notes to the financial statements are an integral part of this schedule.

Statement of Assets and Liabilities
as of April 30, 2001

                                     The AAL          The AAL           The AAL
                                     Mid Cap        Large Company        Bond
                                    Index Fund       Index Fund        Index Fund
Assets:
Investments at cost                 $12,275,258      $31,063,360       $17,669,641
Investments at value                $12,953,594      $26,534,252       $18,196,188

Cash                                     36,944              284            95,800
Dividends and interest
receivable                                6,757           17,256           263,861
Prepaid expenses                         29,113           32,072            17,851
Receivable for investments sold          16,391                -                 -
Receivable for trust shares sold         15,203           15,000                24
Receivable from Investment
Adviser                                  31,338           16,101            23,492
    Total Assets                    $13,089,340      $26,614,965       $18,597,216

Liabilities:
Payable for investments
purchased                                31,430                -                 -
Income distributions payable                  -                -             4,621
Payable for trust shares
redeemed                                  1,454                -               155
Payable to affiliate                      9,998                -            14,541
Accrued expenses                         34,928           49,362            18,086
    Total Liabilities                   $77,810          $49,362           $37,403

Net Assets:
Trust Capital
(beneficial interest)                12,533,279       31,284,343        17,914,307
Accumulated undistributed
net investment income (loss)             45,267           92,704            18,903
Accumulated undistributed
net realized gain (loss)
on investments                         (245,352)        (282,336)          100,056
Net unrealized
appreciation/(depreciation) on
investments                             678,336       (4,529,108)          526,547
    Total Net Assets                $13,011,530       $26,565,603       $18,559,813

Total Liabilities & Capital         $13,089,340       $26,614,965       $18,597,216

Class I share capital               $13,011,530       $26,565,603       $18,559,813
Shares of beneficial interest
outstanding (Class I)                 1,205,022         3,104,891         1,772,306
Net asset value per share                $10.80             $8.56            $10.47

The accompanying notes to the financial statements are an integral part of this schedule.

Statement of Operations
For the year ended April 30, 2001

                                     The AAL          The AAL          The AAL
                                     Mid Cap        Large Company        Bond
                                    Index Fund       Index Fund       Index Fund
Investment Income
Dividends                           $115,885          $309,288                $-
Taxable interest                       7,793             8,445         1,000,843
Total Investment  Income            $123,678          $317,733        $1,000,843

Expenses
Adviser fees                          28,099            67,919            36,461

Administrative service and
pricing fees                          36,360            40,071            37,869
Audit and legal fees                  16,278            17,645            16,542

Custody fees                          19,585            10,256             4,502

Printing and postage expense             756               742               800

SEC and state registration expense    28,063            30,942            28,489

Shareholder maintenance fees              38                40                48
Transfer agent fees                      111               116               118
Trustees fees and expenses             2,953             2,953             2,953
Other expenses                        14,847            15,018            14,744

Total Expenses Before
Reimbursement                       $147,090          $185,702          $142,526

Less Reimbursement from
Adviser                             (124,575)         (131,581)          (113,037)
Total Net Expenses                   $22,515           $54,121            $29,489

Net Investment Income               $101,163          $263,612           $971,354

Realized and Unrealized Gains (Losses) on Investments
Net realized gains (losses) on
investments                          229,720          (272,605)           112,668
Change in net unrealized
appreciation/depreciation
on investments                       242,293        (3,728,592)           570,857
Net Realized and
Unrealized Gains (Losses)
on Investments                      $472,013       $(4,001,197)        $  683,525

Net Increase (Decrease)
in Net Assets From
Operations                          $573,176       $(3,737,585)        $1,654,879

The accompanying notes to the financial statements are an integral part of this schedule.

Statement of Changes in Net Assets
For the year ended April 30, 2001

                                      The AAL                            The AAL                            The AAL
                                      Mid Cap                         Large Company                          Bond
                                    Index Fund                         Index Fund                         Index Fund
                                  Yr Ended  Yr Ended               Yr Ended  Yr Ended                  Yr Ended Yr Ended
                               4/30/2001  4/30/20001/1/          4/30/2001   4/30/20001/1/           4/30/2001 4/30/20001/1/

Operations
Net investment income
(loss)                         $101,163       $26,868           $263,612       $47,460               $971,354      $229,679
Net realized gains (losses)
on investments                 229,720         242,070          (272,605)         845                112,668       (12,612)
Change in net unrealized
appreciation/depreciation
on investments                  242,293       436,043         (3,728,592)    (800,516)                570,857     (44,310)

----------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in
Net Assets Resulting from
Operations                      $573,176      $704,981      $(3,737,585)    $(752,211)             $1,654,879     $172,757
======================================================================================================================

Distributions to
Shareholders
From net investment income     (101,653)            -          (237,339)          -                  (971,354)     (229,679)
From net realized gains        (713,767)            -           (10,576)          -                        -             -
----------------------------------------------------------------------------------------------------------------------
Total Distributions to
Shareholders                  $(815,420)     $     -          $(247,915)   $      -                 $(971,354)    $(229,679)
======================================================================================================================
Trust Share Transactions
Purchases of trust shares      5,300,938     8,174,365         2,885,194    28,377,341             6,000,548     10,886,334
Income dividends reinvested       96,895           -              72,182          -                  906,599        225,252
Capital gains distributions
reinvested                       703,206           -              10,503          -                       -               -
Redemption of trust shares    (1,726,611)          -             (41,231)         (675)              (84,839)          (684)
----------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease)
in Trust Capital             $4,374,428     $8,174,365        $2,926,648   $28,376,666            $6,822,308    $11,110,902
----------------------------------------------------------------------------------------------------------------------

Net Increase (Decrease)
in Net Assets                 $4,132,184    $8,879,346       $(1,058,852)  $27,624,455            $7,505,833    $11,053,980
----------------------------------------------------------------------------------------------------------------------

Net Assets Beginning
of Period                     $8,879,346    $      -         $27,624,455   $        -             $11,053,980  $          -
----------------------------------------------------------------------------------------------------------------------

Net Assets End of
Period                       $13,011,530    $8,879,346       $26,565,603   $27,624,455            $18,559,813   $11,053,980
----------------------------------------------------------------------------------------------------------------------

Accumulated
Undistributed
Net Investment Income           $45,267       $31,946            $92,704       $52,550                $18,903        $5,092
----------------------------------------------------------------------------------------------------------------------

/1/ Since Fund inception, December 31, 1999.

The accompanying notes to the financial statements are an integral part of this schedule.

Notes to Financial Statements
As of April 30, 2001

(A) ORGANIZATION
The AAL Mutual Funds (“Funds” or “Trust”) was organized as a Massachusetts Business Trust on March 31, 1987, and is registered as a management investment company under the Investment Company Act of 1940. The trust commenced operations on July 16, 1987, and currently consists of thirteen equity Funds, six fixed-income Funds and a money market Fund.

On December 31, 1999, The AAL Large Company Index Fund, The AAL Mid Cap Index Fund and The AAL Bond Index Fund commenced operations. The Funds are offered to institutional investors only. The other portfolios of the Trust not included above are printed under separate annual reports.

(B) SIGNIFICANT ACCOUNTING POLICIES
The principal accounting policies of the Funds described in this report are:

Valuation - Securities traded on national securities exchanges are valued at last reported sales prices. Each over-the-counter security for which the last sales price is available from NASDAQ is valued at that price. Interest bearing money market instruments are valued at a cost that approximates the market. Money market investments with a remaining maturity of 60 days or less are valued on an amortized cost basis. All other securities are valued at the latest bid quotation if such quotations are readily available. Otherwise, such securities are valued at a fair value as determined in good faith by the Investment Adviser under the supervision of the Funds’ Board of Trustees.

Federal Income Taxes -Each Fund intends to comply with the requirements of the internal revenue code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. The Funds accordingly anticipate paying no federal income taxes and no federal income tax provision was required. Certain funds also utilized earnings and profits distributed to shareholders on redemption of shares as part of the dividend paid deduction.

Income and Expenses - The Funds are charged for those expenses that are directly attributed to each portfolio, such as transfer agent, printing, postage, and shareholder service fees. Expenses that are not directly attributable to a portfolio are typically allocated among the Fund portfolios in proportion to their respective net assets, number of shareholder accounts or other reasonable basis.

Distributions to Shareholders - Net investment income is distributed to each shareholder as a dividend. Dividends to shareholders are recorded on the ex-dividend date. Dividends from The AAL Large Company Index Fund and The AAL Mid Cap Index Fund are declared and paid annually. Dividends from The AAL Bond Index Fund are declared daily and distributed monthly. Dividends from net realized gains from securities transactions, if any, are distributed at least annually in the calendar year.

Credit Risk -The Funds may be susceptible to credit risk with respect to the extent the issuer defaults on its payment obligation. The Funds’ policy is to monitor the creditworthiness of the issuer. Interest accruals on defaulted securities are monitered for ability to collect payment in default.

Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

Other -For financial statement purposes, investment security transactions are accounted for on the trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Discounts and premiums on municipal bonds are amortized over the life of the respective bonds. Discounts on bonds purchased are amortized over the life of the respective bonds in The AAL Bond Index Fund. Realized gains or losses on sales are determined on a specific cost identification basis. The Funds have no right to require registration of unregistered securities.

In November 2000, a revised AICPA Audit and Accounting Guide, Audits of Investment Companies, was issued, and is effective for fiscal years beginning after December 15, 2000. The revised guide will require the Funds to amortize premium and discount on all fixed-income securities. Upon initial adoption, the Funds will be required to adjust the cost of their fixed-income securities by the cumulative amount of amortization that would have been recognized had premium amortization been in effect from the purchase date of each holding. Adopting this accounting principle will not affect the Funds’ net asset value, but will change the classification of certain amounts between interest income and realized and unrealized gain/loss in the Statement of Operations.

The Trust estimates that the initial adjustment required upon adoption of premium amortization will decrease the recorded cost of its investments (but not its market value) by approximately $13,842 for The AAL Bond Index Fund. Additionally, had this principle been in effect during the fiscal year ended April 30, 2001, the Trust estimates that net investment income would have decreased by approximately $0.03 per share for The AAL Bond Index Fund, and realized and unrealized gain (loss) per share would have increased by the same amount.

Generally accepted accounting principles require that permanent financial reporting and tax differences be reclassified to trust capital.

(C) INVESTMENT ADVISORY MANAGEMENT FEES AND TRANSACTIONS WITH RELATED PARTIES
The trust has entered into an investment advisory agreement with AAL Capital Management Corporation, (“the Adviser”), under which each of the mutual fund portfolios pays a fee for investment advisory services. Effective December 31, 1999, the annual rates of fees as a percent of average daily net assets under the investment advisory agreement were as follows:

                                    $0 to             Over
(M - Millions)                      $50M              $50M
===================================================================
The AAL Mid Cap Index Fund          0.25%            0.200%
The AAL Large Company
Index Fund                          0.25%            0.175%
The AAL Bond Index Fund             0.25%            0.175%

The Trust has entered into an Administrative Services Agreement with Aid Association for Lutherans (AAL) pursuant to which AAL provides certain administrative services. AAL earned the following fees from the respective Funds for the period ended April 30, 2001: $35,000 for The AAL Mid Cap Index, Large Company Index and the Bond Index Funds respectively.

The Trust has also contracted with AAL Capital Management Corporation for certain shareholder maintenance services. These shareholder services include: pre-processing and quality control of new accounts, shareholder correspondence, account response and answering customer inquires regarding account status, option and facilitating shareholder telephone transactions. Fees and cost reimbursements charged to the Funds under terms of the contract approximated $3.75 per year per shareholder account. There are no 12b-1 distribution fees on Class I shares.

Each Trustee of AAL who is not affiliated with the AAL or the Adviser receives an annual fee from AAL for services as a Trustee and is eligible to participate in a deferred compensation plan with respect to these fees. Participants in the plan may designate their deferred Trustee’s fees as if invested in any one of the Funds. The value of each Trustee’s deferred compensation account will increase or decrease as if it were invested in shares of the selected Funds. The Funds maintain their proportionate share of AAL’s liability for the deferred fees.

Those Trustees not participating in the above plan received $37,500 in fees from the Trust for the year ended April 30, 2001. No remuneration has been paid by the Trust to any of the officers or affiliated Trustees of the Trust. In addition, the Trust reimbursed unaffiliated Trustees for reasonable expenses incurred in relation to attendance at the meetings.

The Adviser voluntarily has reimbursed The AAL Mid Cap Index, Large Company Index and Bond Index Funds for all expenses in excess of 0.20% of 1% of average daily net assets since inception. Voluntary reimbursement of expenses to the Funds may be modified or discounted at any time by the adviser.

AAL is the ultimate parent company for AAL Capital Management Corporation.

(D) SECURITY TRANSACTIONS
During the period ended April 30, 2001, and the fiscal year ended April 30, 2000, purchases and sales of securities other than short-term obligations were as follows:

                            Purchases                   Sales
                        Year         Period        Year       Period
                       Ended         Ended         Ended      Ended
                    4/30/2001/1/  4/30/20001/1/  4/30/2001 4/30/20001/1/
--------------------------------------------------------------------------------
The AAL
Mid Cap
Index Fund          $9,767,830    $9,615,072    $5,956,627   $1,622,386

The AAL
Large
Company
Index Fund           5,364,984    28,543,434     2,365,803      158,010

The AAL
Bond Index
Fund                13,991,709    15,260,426     7,395,469    4,322,056

/1/Since Fund inception, December 31, 1999.

For the fiscal years ended April 30, 2001, and April 30, 2000, The AAL Bond Index Fund purchased $5,281,772 and $7,487,037, and sold $4,933,803 and $4,158,938 in U.S. Government Obligations, respectively.

As of April 30, 2001, the cost of investments for federal income tax purposes for each of the Funds were as follows:

The AAL Mid Cap Index Fund                  $12,669,454
The AAL Large Company Index Fund             31,248,387
The AAL Bond Index Fund                      17,669,641

Any differences between book and tax cost basis are due primarily to wash sale losses.

Notes to Financial Statements - Continued
as of April 30, 2001

The AAL Large Company Index Fund deferred, on a tax basis, post-October losses of $51,496. This amount may be used to offset future capital gains.

At April 30, 2001, The AAL Large Company Index Fund had a capital loss carry forward of $45,813, which expires in 2009.

The gross unrealized appreciation and depreciation on investments at year ended April 30, 2001, and the period ended April 30, 2000, were as follows:

                                                 April 30, 2001                                   April 30, 2000
Net Unrealized                                                   Net Unrealized
                                                                   Appreciation                                  Appreciation
                                 Appreciation    (Depreciation)  (Depreciation)  Appreciation  (Depreciation)     (Depreciation)
----------------------------------------------------------------------------------------------------------------------
The AAL Mid Cap Index Fund         $2,182,188      $(1,503,852)        $678,336    $1,154,978      $(718,935)        $436,043
The AAL Large Company Index
Fund                                2,325,514       (6,854,622)     (4,529,108)     1,130,337     (1,930,853)       (800,516)
The AAL Bond Index Fund               575,760          (49,213)         526,547        50,463        (94,773)        (44,310)

(E)Trust Transactions

Transactions in Trust shares were as follows:

The AAL Mid Cap Index Fund                         Year Ended      Period Ended
                                                    4/30/2001      4/30/2000/1/
                                                     Shares           Shares
-------------------------------------------------------------------------------
Shares purchased                                   481,446            814,985
Income dividends reinvested                          8,682                  -
Capital gains reinvested                            66,465                  -
Shares redeemed                                   (166,556)                 -
-------------------------------------------------------------------------------
Net increase (decrease) in Trust shares            390,037            814,985

The AAL Large Company Index Fund                   Year Ended      Period Ended
                                                    4/30/2001      4/30/2000/1/
                                                     Shares           Shares
-------------------------------------------------------------------------------
Shares purchased                                   324,808          2,775,378
Income dividends reinvested                          7,906                  -
Capital gains reinvested                             1,159                  -
Shares redeemed                                     (4,293)              (67)
-------------------------------------------------------------------------------
Net increase (decrease) in Trust shares            329,580          2,775,311

The AAL Bond Index Fund                            Year Ended      Period Ended
                                                    4/30/2001      4/30/2000/1/
                                                     Shares           Shares
-------------------------------------------------------------------------------
Shares purchased                                   581,292          1,088,560
Income dividends reinvested                         88,061             22,623
Capital gains reinvested                                  -                 -
Shares redeemed                                     (8,162)              (68)
-------------------------------------------------------------------------------
Net increase (decrease) in Trust shares            661,191          1,111,115

_____________________
/1/Since Fund inception, December 31, 1999.

(F) Federal Inome Tax Information (Unaudited)
For The AAL Mid Cap Index and The AAL Large Company Index Funds, the percentage of ordinary income distributions that is eligible for the corporate dividend received deduction for the fiscal year ended April 30, 2001 was 45.2% and 94.2% respectively.

A Note on Forward-Looking Statements (unaudited)

Except for the historical information contained in the foregoing reports on each of the Funds, the matters discussed in those reports may constitute forward-looking statements that are made pursuant to the safe harbor provisions of the Securities Litigation Reform Act of 1995. These include discussion about each portfolio manager’s predictions, assessments, analyses and outlooks for relevant securities and investment markets, market sectors, industries and individual stocks or other investment securities. These statements involve risks and uncertainties. In addition to the general risks described for each Fund in its current prospectus, other factors bearing on these reports include the accuracy of each portfolio manager’s forecasts and predictions, the appropriateness of the investment strategies designed by the portfolio managers to capitalize on their forecasts and predictions should they prove true, and the ability of the portfolio managers to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of any Fund to differ materially from the projected results for the Fund, either on an overall basis or on a relative basis as compared to the benchmark index selected for the particular Fund.

Glossary of Investment Terms

_______________
*Non-income-producing security - A non-income-producing security is a security that has not paid a dividend or interest payment in the past calendar year.

/2/ 144A security - A 144A security is a security that has not been fully registered with the SEC. Becauce it is not fully registered it is considered an illiquid or restricted security. Once the security is registered, it loses its 144A classification and is no longer restricted. 144A securities are for institutional or accredited investors, such as mutual funds.

The AAL Mid Cap Index Fund

                                                               Year Ended     Period Ended
CLASS I SHARES                                                 4/30/2001       4/30/2000/c/
-------------------------------------------------------------------------------------------
Net asset value: Beginning of period                              $10.90         $10.00

Income from Investment Operations
Net investment income (loss)                                        0.08           0.03
Net realized and unrealized gain (loss) on investments              0.57           0.87
Total from Investment Operations                                    0.65           0.90
-------------------------------------------------------------------------------------------

Less Distributions from:
Net investment income                                             (0.09)              -
Net realized capital gains                                        (0.66)              -
Total Distributions                                               (0.75)              -
-------------------------------------------------------------------------------------------

Net increase (decrease) in net asset value                        (0.10)           0.90
Net asset value: End of period                                    $10.80         $10.90
-------------------------------------------------------------------------------------------

Total return /b/                                                   6.13%          9.00%
Net assets, end of period (in millions)                            $13.0           $8.9
Ratio of expenses to average net assets /a/                        0.20%          0.20%
Ratio of net investment income (loss) to average net assets /a/    0.90%          1.02%
Portfolio turnover rate                                           53.73%         24.59%
-------------------------------------------------------------------------------------------

If the Fund had paid all of its expenses without the adviser’s voluntary expense reimbursement, the ratios would have been as follows:

Ratio of expenses to average net assets /a/                                1.31%            1.27%
Ratio of net investment income (loss) to average net assets /a/          (0.21)%          (0.05)%

__________
/a/ Calculated on an annualized basis.
/b/ Total return calculations assume reinvestment of all dividends and distributions but does not reflect any deduction for sales charge. Periods less than one year are not annualized.
/c/ Since Fund inception, December 31, 1999.

The preceding notes to the financial statements are an integral part of this schedule.

The AAL Large Company Index Fund

                                                               Year Ended   Period Ended
CLASS I SHARES                                                 4/30/2001     4/30/2000/c/
-----------------------------------------------------------------------------------------
Net asset value: Beginning of period                               $9.95        $10.00
Income from Investment Operations
Net investment income (loss)                                        0.09          0.02
Net realized and unrealized gain (loss) on investments            (1.40)        (0.07)
Total from Investment Operations                                  (1.31)        (0.05)
-----------------------------------------------------------------------------------------

Less Distributions from:
Net investment income                                             (0.08)             -
Net realized capital gains                                             -             -
Total Distributions                                               (0.08)             -
-----------------------------------------------------------------------------------------

Net increase (decrease) in net asset value                        (1.39)        (0.05)
Net asset value: End of period                                     $8.56         $9.95
-----------------------------------------------------------------------------------------

Total return /b/                                                (13.18)%       (0.50)%
Net assets, end of period (in millions)                            $26.6         $27.6
Ratio of expenses to average net assets /a/                        0.20%         0.20%
Ratio of net investment income (loss) to average net assets /a/    0.97%         1.21%
Portfolio turnover rate                                            8.78%         1.57%
-----------------------------------------------------------------------------------------

If the Fund had paid all of its expenses without the adviser’s voluntary expense reimbursement, the ratios would have been as follows:

Ratio of expenses to average net assets /a/                          0.69%     0.93%
Ratio of net investment income (loss) to average net assets /a/      0.49%     0.49%

_______________
/a/ Calculated on an annualized basis.
/b/ Total return calculations assume reinvestment of all dividends and distributions but does not reflect any deduction for sales charge. Periods less than one year are not annualized.
/c/ Since Fund inception, December 31, 1999.

Financial Highlights - continued Per Share Information

The AAL Bond Index Fund

                                                                Year Ended    Period Ended
CLASS I SHARES                                                  4/30/2001      4/30/2000/c/
-------------------------------------------------------------------------------------------
Net asset value: Beginning of period                                $9.95        $10.00

Income from Investment Operations
Net investment income (loss)                                         0.69          0.22
Net realized and unrealized gain (loss) on investments               0.52        (0.05)
Total from Investment Operations                                     1.21          0.17
-------------------------------------------------------------------------------------------

Less Distributions from:
Net investment income                                              (0.69)        (0.22)
Net realized capital gains                                              -             -
Total Distributions                                                (0.69)        (0.22)
-------------------------------------------------------------------------------------------

Net increase (decrease) in net asset value                           0.52        (0.05)
Net asset value: End of period                                     $10.47         $9.95
-------------------------------------------------------------------------------------------

Total return /b/                                                   12.50%         1.72%
Net assets, end of period (in millions)                             $18.6         $11.1
Ratio of expenses to average net assets /a/                         0.20%         0.20%
Ratio of net investment income (loss) to average net assets /a/     6.66%         6.85%
Portfolio turnover rate                                            51.37%        52.37%
-------------------------------------------------------------------------------------------

If the Fund had paid all of its expenses without the adviser’s voluntary expense reimbursement, the ratios would have been as follows:

Ratio of expenses to average net assets /a/                                0.98%            1.04%
Ratio of net investment income (loss) to average net assets /a/            5.88%            6.02%

_________________
/a/ Calculated on an annualized basis.
/b/ Total return calculations assume reinvestment of all dividends and distributions but does not reflect any deduction for sales charge. Periods less than one year are not annualized.
/c/ Since Fund inception, December 31, 1999.

Report of Independent Accountants

PricewaterhouseCoopers LLP
100 East Wisconsin Avenue
Suite 1500
Milwaukee, WI 53202
Telephone (414) 216-1600

[PRICEWATERHOUSECOOPERS LOGO APPEARS HERE]

To the Shareholders and Trustees of The AAL Mutual Funds

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The AAL Mid Cap Index Fund, The AAL Large Company Index Fund and The AAL Bond Index Fund (three of the portfolios constituting The AAL Mutual Funds, the “Funds”) at April 30, 2001, the results of each of their operations for the year then ended, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PRICEWATERHOUSECOOPERS LLP

May 21, 2001

Board                             John O. Gilbert-Chairman of the Board
Of                                F. Gregory Campbell
Trustees                          Woodrow E. Eno
                                  Richard L. Gady
                                  Edward W. Smeds
                                  Lawrence M. Woods

Officers                          Robert G. Same-President
                                  James H. Abitz-Vice-President
                                  Woodrow E. Eno-Vice-President
                                  Charles D. Gariboldi-Treasurer
                                  Frederick D. Kelsven-Secretary

Investment                        AAL Capital Management Corporation
Adviser &                         222 West College Avenue
Distributor                       Appleton, WI  54919-0007

Custodian                         Citibank, N.A.
                                  111 Wall Street
                                  New York, NY  10043

Transfer Agent &                  PFPC, Inc.
Disbursing Agent                  4400 Computer Drive
                                  Westborough, MA  01581

Legal                             Quarles & Brady LLP
Counsel                           411 East Wisconsin Avenue
                                  Milwaukee, WI  53202

Independent                       PricewaterhouseCoopers LLP
Accountant                        Suite 1500
                                  100 East Wisconsin Avenue
                                  Milwaukee, WI  53202

This report is submitted for the information of shareholders of The AAL Mutual Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied by the current prospectus for The AAL Mutual Funds, which contains more complete information about the Funds, including investment policies, charges and expenses.

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C-50825IAR 6-01